                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-09481

                      (Investment Company Act File Number)

                               HUNTINGTON VA FUNDS

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 1-800-544-8347
                         (Registrant's Telephone Number)

                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                                   Copies to:
                             Alyssa Albertelli, Esq.
                                Ropes & Gray
                                One Metro Center
                               700 12th Street, NW
                                    Suite 900
                            Washington, DC 20005-3333

                   Date of Fiscal Year End: December 31, 2003

          Date of Reporting Period: Fiscal year ended December 31, 2003

Item 1.     Reports to Stockholders

Huntington

VA Growth Fund

Portfolio Manager

[photo of Jim Gibboney]

Jim Gibboney, CFA

Senior Vice President
Huntington Asset Advisors, Inc.

Average Annual Total Return for the Period Ended 12/31/2003
1 Year	15.95%
Inception (5/1/01)	(5.94)%

The graph above illustrates the hypothetical investment of $10,000* in the Huntington VA Growth Fund from May 1, 2001 (inception) to December 31, 2003, compared to the S&P 500.

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. For the fiscal year ended 12/31/03, Fund shares were available exclusively as a funding vehicle for Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Huntington Hartford Leaders Outlook variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

For the fiscal year ended December 31, 2003, the Huntington VA Growth Fund produced a total return of 15.95%. This compares to a return of 28.68% for the Standard and Poor's 500 Index (S&P 500).1

The Fund was impacted by the stock market's general decline early in the year, and its subsequent dramatic recovery based on the expectations of an economic recovery, continued low interest rates, passage of a tax cut plan and a quick victory in Operation Iraqi Freedom.

In general, high quality, large capitalization stocks underperformed in 2003. And while the S&P 500 is considered a large capitalization index, the smaller, riskier stocks within the index dramatically outperformed their larger brethren. The Fund tended to own the large companies within the S&P 500.

This phenomenon seemed to predominate each of our sectors, except for financials and consumer staples where we performed in line with the market. The Fund's sector weightings adhered to its Investment Policy sector guidelines. Each year we consider trimming some of our larger positions where we have accumulated large capital gains, and while we continued with that long-term strategy in 2003, some of those larger positions did not perform in line with the market.

American International Group, Inc., Anadarko Petroleum Corp. and Pfizer, Inc. were three of our largest positions at year-end. While all three had positive performance for the year, each underperformed the market return. Avery Dennison and Kohl's were also examples of larger holdings which contributed negatively to the Fund's performance. Home Depot, Intel, Texas Instruments, Analog Devices and Cisco Systems were holdings that contributed positively to the Fund's performance.

1 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

Huntington

VA Income Equity Fund

Portfolio Managers

[Photo of Craig J. Hardy]

Craig J. Hardy, CFA, MBA

Vice President and Senior Portfolio Manager
Huntington Asset Advisors, Inc

[Photo Christopher G. Cwiklinski]

Christopher G. Cwiklinski, CFA

Vice President and Senior Portfolio Manager
Huntington Asset Advisors, Inc

Average Annual Total Return for the Period Ended 12/31/2003
1 Year	18.43%
3 Year	2.96%
Inception (10/21/99)	3.32%

The graph above illustrates the hypothetical investment of $10,000* in the Huntington VA Income Equity Fund from October 21, 1999 (inception) to December 31, 2003, compared to the S&P 500 and the LEIFI.

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. For the fiscal year ended 12/31/03, Fund shares were available exclusively as a funding vehicle for Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Huntington Hartford Leaders Outlook variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and a re not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

For the year ended December 31, 2003, the total return for the Huntington VA Income Equity Fund was 18.43%. This compares to a return of 28.68% for the Standard and Poor's 500 Index (S&P 500)1 and a return of 25.83% for the Lipper Equity Income Funds Index (LEIFI).2

During 2003, the Fund was positioned relatively conservatively, with an emphasis on stocks with high dividends and modest dividend growth prospects. This conservative approach tended to produce returns that were less volatile than those of the benchmark index, the S&P 500. This was the primary reason why the Fund underperformed its benchmark during 2003, a period of comparatively strong stock market returns.

From a sector perspective, the sectors that contributed most positively to the performance of the Fund in 2003 were the financial sector, led by diversified and regional banks and multi-line insurance companies; the industrial sector, led by conglomerates, printing and electrical equipment companies; and the energy sector, led by integrated oil and gas companies. The sectors that negatively impacted the Fund in 2003 were the telecommunications sector, with its diversified telecommunications services stocks and the utilities sector, including both electrical and gas utility companies. Further, the stocks in the Fund's portfolio from the information technology sector, selected for their dividend producing capacity, also negatively impacted the Fund.

The stocks that contributed most positively to the performance of the Fund last year were FleetBoston Financial, due to its announced merger with Bank of America; JP Morgan Chase, as it recovered from a weak year in 2002 and lowered its loan losses and non-performing assets; Textron, as it benefited from a recovery in industrial markets; and Occidental Petroleum, due to higher volume and prices in crude oil. The stocks that negatively impacted Fund performance in 2003 were Eastman Kodak, which suffered from continuing erosion of its market share by digital photography; Federal Signal, which experienced softness in its municipal fire-fighting equipment business; Schering-Plough, which lost sales as its principal drug Claritin came off of patent protection; and TECO Energy, which experienced weakness in its merchant power unit.

1 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.

Huntington

VA Rotating Markets Fund

Portfolio Manager

[Photo of Paul Koscik]

Paul Koscik, CFP

Vice President
Huntington Asset Advisors, Inc.

Average Annual Total Return for the Period Ended 12/31/2003
1 Year	24.35%
Inception (10/15/01)	4.53%

The graph above illustrates the hypothetical investment of $10,000* in the Huntington VA Rotating Markets Fund from October 15, 2001 (inception) to December 31, 2003, compared to the S&P 500.

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. For the fiscal year ended 12/31/03, Fund shares were available exclusively as a funding vehicle for Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Huntington Hartford Leaders Outlook variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and a re not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

For the year ended December 31, 2003, the Huntington VA Rotating Markets Fund produced a return of 24.35%. This compares to the return of 28.68% for the Standard and Poor's 500 Index (S&P 500).1

The Fund began 2003 invested in the small-cap segment2 of the stock market. In early January, small-cap performance began to significantly deteriorate, and therefore we rotated out of the small-cap segment and into the large-cap segment of the market. Due to the poor performance of the small-cap segment, the Fund's first quarter return trailed the S&P 500 by 2.7%. Despite the Fund's enhanced returns for the rest of the year, it was never able to make up its first quarter shortfall.

In September, we rotated from the large-cap segment of the stock market to the international segment to give the Fund exposure to mid- and small-cap indices in the U.S. as well as in selected non-U.S. stock markets throughout the world.3 The Fund's rotation into the international segment proved beneficial as the Fund outperformed the S&P 500 in both the third and fourth quarter.

Some of the Exchange Traded Funds4 that contributed to the Fund's strong performance in the fourth quarter were the iShares MSCI EAFE Index Fund,5 the iShares MSCI Japan Index Fund6 and the Nasdaq 100 Index Tracking Stock.7

1 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

2 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

3 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

4 ExchangeTraded Funds are subject to risks similar to those of stocks.

5 iShares MSCI EAFE Index Fund invests in most of the same stocks listed in the MSCI EAFE Index. The Index was developed by Morgan Stanley Capital International Inc. as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australasia and the Far East.

6 iShares MSCI Japan Index Fund seeks to provide investment results that correspond generally to the price and performance of publicly traded securities in the aggregate in the Japanese market as measured by the MSCI Japan Index.

7 Nasdaq 100 Index Tracking Stock represents ownership in the Nasdaq-100 Trust, a unit investment trust established to accumulate and hold a portfolio of the equity securities that comprise the Nasdaq-100 Index. The Nasdaq-100 Index is capitalization weighted and includes 100 of the largest non-financial companies, domestic and foreign, in the Nasdaq National Market. In addition to meeting the qualification standards for inclusion in the Nasdaq National Market, these issues have strong earnings and assets.

Huntington

VA Dividend Capture Fund

Portfolio Managers

[Photo of B. Randolph Bateman]

B. Randolph Bateman, CFA

Chief Investment Officer
Huntington Asset Advisors, Inc.

[Photo of Kirk Mentzer]

Kirk Mentzer, MBA

Senior Vice President and Director of Research
Huntington Asset Advisors, Inc.

Average Annual Total Return for the Period Ended 12/31/2003
1 Year	21.36%
Inception (10/15/01)	10.32%

The graph above illustrates the hypothetical investment of $10,000* in the Huntington VA Dividend Capture Fund from October 15, 2001 (inception) to December 31, 2003, compared to the S&P 500, and the DCIB.

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. For the fiscal year ended 12/31/03, Fund shares were available exclusively as a funding vehicle for Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Huntington Hartford Leaders Outlook variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the blended index have been adjusted to reflect reinvestment of dividends on securities in the indices.

For the year ended December 31, 2003, the Huntington VA Dividend Capture Fund produced a total return of 21.36% as compared to the Dividend Capture Indices Blend's (DCIB)1 return of 23.82%. We derived this performance from our top-down style and portfolio construction techniques aimed at producing stable income. Here are the highlights from each of the Fund's asset classes:

  Preferred Stocks - The Fund held core, stable holdings from high quality issuers. Issuers in cyclical and utility industries performed best during the one-year reporting period ended December 31, 2003.
  Common Stocks - By most measures, 2003 was a fabulous year for equity investors. After three years of brutal losses, a strong profits-led recovery lifted the Standard & Poor's 500 Index (S&P 500)2 by 28.68%. The Fund's investments in technology, consumer discretion, materials, and industrial sectors enhanced performance. Additionally, "high risk" investments such as small capitalization, low quality, and high beta were the primary beneficiaries of increased stimulus and risk attitudes, and enhanced Fund performance as well.3
  Real Estate Investment Trusts (REITs)4 - The Fund's real estate investments enjoyed another year of double-digit growth due to their stable earnings, attractive valuation and high dividend yields. As measured by the Morgan Stanley REIT Index,5 REITs produced a total return of 36.74% for 2003.

For the one year period ended December 31, 2003, the Fund's total return was positively impacted by the strong results in both common stocks and REITs. Conversely, the Fund's exposure to preferred stocks negatively impacted its performance as measured by the Merrill Lynch Fixed Rate Preferred Index6 return of 9.43% for the year ended December 31, 2003. This contributed to the Fund's underperformance relative to its benchmark, the S&P 500.

1 The DCIB is a custom, blended index comprised of the following three indices with their noted respective weightings: S & P 500/Barra Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%), and NAREIT Index (20%). This custom, blended index and its respective weightings are reflective of the Fund's sector diversification. S & P 500/Barra Value Index is a capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the lowest price to book ratios.The index consists of approximately half of the S & P 500 on a market capitalization basis. Merrill Lynch Fixed Rate Preferred Index is a total return index comprised of fixed-rate preferred stock issues. NAREIT Index represents returns for the National Association of Real Estate Investment Trust Equity Index.These indices are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.The indices are unmanaged and investments cannot be made in an in dex.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

3 Beta analyzes the market risk of a company by showing how responsive it is to the market. Usually higher betas represent riskier investments. Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

4 Investments in REITs involve special risks associated with an investment in real estate, such as limited liquidity.

5 The Morgan Stanley REIT Index is an unmanaged capitalization-weighted index of the most actively traded real estate investment trusts designed to measure real estate equity performance. Investments cannot be made in an index.

6 The Merrill Lynch Fixed Rate Preferred Index is a total return index comprised of fixed-rate preferred stock issues. The index is unmanaged and investments cannot be made in an index.

Huntington

VA Mid Corp America Fund

Portfolio Manager

[Photo of Christopher Rowane]

Christopher Rowane, CFA, MBA

Senior Vice President
Huntington Asset Advisors, Inc.

Average Annual Total Return for the Period Ended 12/31/2003
1 Year	29.63%
Inception (10/15/01)	10.92%

The graph above illustrates the hypothetical investment of $10,000* in the Huntington VA Mid Corp America Fund from October 15, 2001 (inception) to December 31, 2003, compared to the RMCI, the S&P 400 and the LMCC.

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. For the fiscal year ended 12/31/03, Fund shares were available exclusively as a funding vehicle for Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Huntington Hartford Leaders Outlook variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400, RMCI and LMCC indices have been adjusted to reflect reinvestment of dividends on securities in the indices.

For the fiscal year ended December 31, 2003, the Huntington VA Mid Corp America Fund produced a total return of 29.63%. In 2003, the Russell Top 200 Index1 was up 25.80%, while the Russell Midcap Index (RMCI)2 was up 39.0% and the small-cap Russell 2000 Index3 produced a return of 46.4%. The combination of all three of these indices, the Russell 3000 Index,4 produced a 29.9% return. The Standard and Poor's 400 Index (S&P 400)5 produced a return of 35.61% while the Lipper Mid Cap Core Average (LMCC)6 returned 36.11%. The Fund underperformed relative to its benchmark, the RMCI, mainly because of its lighter exposure to technology, which produced strong returns as the market staged a comeback.

The Fund maintained a disciplined approach of selecting high quality holdings and continued utilizing the sector strategy of Huntington Asset Advisors, Inc., which focuses on the economic impact within the equity markets. The sector weighting strategy throughout the year contributed positively to the Fund's performance while stock selections resulted in the Fund's lower return relative to its benchmark. It appears that the market benefited from the rebound of lower quality, oversold stocks from the prior three-year sell-off, as the Fund continued its focus on high quality holdings and diversification. There was a divergence of stock returns within each sector, especially in technology stocks as exhibited with Novell, a system software company that more than doubled its stock price, while Pinnacle Systems lost a third of its market cap during 2003. This is one of the main reasons the Fund had a higher number of holdings than some of its peers, to provide greater diversification.7

1 The Russell Top 200 Index measures the performance of the 200 largest companies in the Russell 1000 Index, which represents approximately 74% of the total market capitalization of the Russell 1000 Index. The index is unmanaged and investments cannot be made in an index.

2 The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The index is unmanaged and investments cannot be made in an index.

3 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The index is unmanaged and investments cannot be made in an index.

4 The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The index is unmanaged and investments cannot be made in an index.

5 The S&P 400 is an unmanaged capitalized-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The S&P 400 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Investments cannot be made in an index.

6 Lipper figures represent the average of the total returns reported by the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.

7 Diversification does not assure a profit nor protect against loss.

Huntington

VA New Economy Fund

Portfolio Manager

[Photo of Bernard Shinkel]

Bernard Shinkel, Ph.D.

Vice President
Huntington Assest Advisors, Inc.

Average Annual Total Return for the Period Ended 12/31/2003
1 Year	31.56%
Inception (10/15/01)	10.92%

The graph above illustrates the hypothetical investment of $10,000* in the Huntington VA New Economy Fund from October 15, 2001 (inception) to December 31, 2003, compared to the RUS3G and the S&P 500.

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. For the fiscal year ended 12/31/03, Fund shares were available exclusively as a funding vehicle for Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Huntington Hartford Leaders Outlook variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the RUS3G indices have been adjusted to reflect reinvestment of dividends on securities in the indices.

For the fiscal year ended December 31, 2003, the Huntington VA New Economy Fund earned a return of 31.56%, significantly outperforming the Fund's benchmark, the Russell 3000 Growth Index (RUS3G),1 which had a return of 29.56% for the same period. The Fund also outperformed the broader stock market index, the Standard & Poor's 500 Index (S&P 500),2 which had a return of 28.68% for the year.

The Fund's results were achieved by maintaining a highly diversified portfolio, with 240 holdings at year-end, and focusing primarily on the mid- and small-cap segments of the market.3 The Fund's unique approach to growth investing, and its resulting sector emphasis on the high growth segments of the economy - information technology, healthcare, and consumer discretionary - further enhanced performance.4 As always, the mandate of the Fund allowed us to invest in the leading creators and implementers of science and technology when and where the stock market appeared to dictate that it would reward such investments.

1 The RUS3G measures the performance of those Russell Midcap Companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices. The index is unmanaged and investments cannot be made in an index.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

3 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

4 Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of market risk than funds whose investments are diversified. In addition, the Fund may be subject to specific risks of the technology sector, such as obsolescence.

Huntington VA Growth Fund

Portfolio of Investments
December 31, 2003

Shares		Value
COMMON STOCKS -- 91.4%
	Apparel & Textiles -- 1.6%
3,750	Cintas Corp.	$ 187,988

	Banks -- 7.5%
3,852	BB&T Corp.	148,841
7,528	Citigroup, Inc.	365,409
2,550	Northern Trust Corp.	118,371
2,523	State Street Corp.	131,398
3,383	Washington Mutual, Inc.	135,726

		899,745

	Broadcast Services & Programming -- 0.5%
5,203	Liberty Media Corp., Class A (b)	61,864

	Chemicals -- 2.9%
5,205	Du Pont (E.I.) de Nemours & Co.	238,857
4,029	Ecolab, Inc.	110,274

		349,131

	Computer Services -- 0.3%
1,393	Sungard Data Systems, Inc. (b)	38,600

	Computers -- 9.8%
5,744	Cisco Systems, Inc. (b)	139,522
9,447	Computer Sciences Corp. (b)	417,842
1,698	Dell, Inc. (b)	57,664
235	Electronic Data Systems Corp.	5,767
620	EMC Corp. (b)	8,010
3,712	Hewlett Packard Co.	85,265
1,399	International Business Machines Corp.	129,659
7,308	Microsoft Corp.	201,262
342	Network Appliance, Inc. (b)	7,021
8,620	Oracle Corp. (b)	113,784

		1,165,796

	Cosmetics/Toiletries -- 3.9%
2,248	Colgate-Palmolive Co.	112,512
3,614	Procter & Gamble Co.	360,967

		473,479

	Drugs & Health Care -- 6.3%
2,691	Abbott Laboratories, Inc.	125,401
2,290	IMS Health, Inc.	56,929
2,622	Merck & Co., Inc.	121,136
8,122	Pfizer, Inc.	286,951
3,433	Schering-Plough Corp.	59,700
2,465	Wyeth	104,639

		754,756

	Electric Utility -- 0.0%
187	Duke Energy Corp.	3,824

	Electronic Components/Instruments -- 0.1%
2,201	Solectron Corp. (b)	13,008

	Financial Services -- 4.7%
3,591	American Express Co.	173,194
1,796	Fannie Mae	134,808
2,489	Franklin Resources, Inc.	129,577
2,854	T. Rowe Price Group, Inc.	135,308

		572,887

	Food & Beverages -- 1.3%
12	J.M. Smuckers Co.	$ 543
2,790	Wm. Wrigley Jr. Co.	156,826

		157,369

	Industrial -- 6.2%
24,245	General Electric Co.	751,110

	Industrial Conglomerates -- 2.2%
3,136	Illinois Tool Works, Inc.	263,142

	Instruments - Scientific -- 0.6%
1,648	Millipore Corp. (b)	70,946

	Insurance -- 7.3%
10,808	American International Group, Inc.	716,354
2	Berkshire Hathaway, Inc., Class A (b)	168,500

		884,854

	Medical & Medical Services -- 5.5%
1,272	Cardinal Health, Inc.	77,796
2,827	Johnson & Johnson, Inc.	146,043
1,968	Medco Health Solutions, Inc. (b)	66,892
2,015	Medtronic, Inc.	97,949
3,265	Stryker Corp.	277,557

		666,237

	Miscellaneous Business Services -- 2.6%
7,887	Automatic Data Processing, Inc.	312,404

	Multimedia -- 1.1%
7,677	Time Warner, Inc. (b)	138,109

	Office Supplies -- 1.5%
3,337	Avery Dennison Corp.	186,939

	Petroleum & Petroleum Products -- 6.1%
7,217	Anadarko Petroleum Corp.	368,139
3,200	Exxon Mobil Corp.	131,200
4,333	Schlumberger, Ltd.	237,102

		736,441

	Printing & Publishing -- 1.9%
1,931	Media General, Inc., Class A	125,708
2,408	Viacom, Inc., Class B	106,867

		232,575

	Property & Casualty Insurance -- 0.5%
1,327	Travelers Property Casualty Corp., Class A	22,267
2,037	Travelers Property Casualty Corp., Class B	34,568

		56,835

	Retail -- 7.5%
14,278	Home Depot, Inc.	506,727
3,839	Kohl's Corp. (b)	172,525
1,441	Wal-Mart Stores, Inc.	76,445
4,060	Walgreen Co.	147,703

		903,400

COMMON STOCKS -- (continued)
	Semi-Conductors/Instruments -- 1.9%
3,784	Analog Devices, Inc.	$ 172,740
663	Applied Materials, Inc. (b)	14,884
1,493	Texas Instruments, Inc.	43,864

		231,488

	Technology -- 1.6%
5,824	Intel Corp.	187,533

	Telephone & Telecommunications -- 3.4%
3,000	CenturyTel, Inc.	97,860
565	Qualcomm, Inc.	30,470
4,981	Verizon Communications, Inc.	174,734
4,308	Vodafone Group PLC, ADR	107,872

		410,936

	Transport - Marine -- 0.6%
1,859	Carnival Corp.	73,858

	Wholesale Distribution -- 2.0%
6,525	SYSCO Corp.	242,926

	Total Common Stocks (Cost $10,142,234)	11,028,180

Shares		Value
MUTUAL FUNDS -- 1.7%
	Exchange Traded Funds -- 1.7%
2,675	Nasdaq 100 Index Fund	$ 97,531
1,020	SPDR Trust Series1	113,505

	Total Mutual Funds (Cost $177,194)	211,036

CASH EQUIVALENT -- 6.7%
805,727	Huntington Money Market Fund, Interfund Class*	805,727

	Total Cash Equivalent (Cost $805,727)	805,727

	Total Investments (Cost $11,125,155) (a) -- 99.8%	12,044,943

	Other Assets in Excess of Liabilities -- 0.2%	19,663

	Net Assets -- 100.0%	$ 12,064,606

Huntington VA Income Equity Fund

Portfolio of Investments
December 31, 2003

Shares		Value
COMMON STOCKS -- 91.3%
	Apparel & Textiles -- 1.4%
7,500	Reebok International Ltd.	$ 294,900

	Auto/Truck Parts & Equipment -- 3.6%
13,500	Genuine Parts Co.	448,200
2,800	Johnson Controls, Inc.	325,136

		773,336

	Banks -- 21.6%
14,000	AmSouth Bancorporation	343,000
6,100	Charter One Financial, Inc.	210,755
9,300	Citigroup, Inc.	451,422
3,500	Comerica, Inc.	196,210
7,000	First Tennessee National Corp.	308,700
11,700	FleetBoston Financial Corp.	510,705
12,600	J.P. Morgan Chase & Co.	462,798
13,100	MBNA Corp.	325,535
18,700	National City Corp.	634,678
9,300	Regions Financial Corp.	345,960
11,300	Union Planters Corp.	355,837
4,500	Wachovia Corp.	209,655
5,700	Washington Mutual, Inc.	228,684

		4,583,939

	Chemicals -- 2.8%
10,300	Monsanto Co.	296,434
4,600	PPG Industries, Inc.	294,492

		590,926

	Computer Services -- 8.4%
4,900	Diebold, Inc.	263,963
6,100	Fiserv, Inc. (b)	241,011
8,200	Jabil Circuit, Inc. (b)	232,060
9,300	Peoplesoft, Inc. (b)	212,040
8,300	Pitney Bowes, Inc.	337,146
7,900	Sungard Data Systems, Inc. (b)	218,909
15,900	Symbol Technologies, Inc.	268,551

		1,773,680

	Computers -- 0.9%
8,000	Hewlett Packard Co.	183,760

	Consumer Products -- 1.6%
4,700	Fortune Brands, Inc.	336,003

	Diversified Operations -- 1.6%
6,100	Textron, Inc.	348,066

	Drugs & Health Care -- 3.9%
18,700	Bristol-Myers Squibb Co.	534,820
7,100	Wyeth	301,395

		836,215

	Electric, Gas, & Sanitary Services -- 1.9%
18,700	NiSource, Inc.	410,278

	Food & Beverages -- 1.7%
14,000	ConAgra Foods, Inc.	369,460

	Gas & Natural Gas -- 2.1%
10,700	Peoples Energy Corp.	449,828

	Household Products -- 2.0%
5,800	Clorox Co.	281,648
9,300	RPM, Inc.	153,078

		434,726

	Industrial -- 5.1%
13,100	General Electric Co.	$ 405,838
7,500	Hubbell, Inc.	330,750
12,100	Standex International Corp.	338,800

		1,075,388

	Insurance -- 9.5%
3,100	ACE Ltd.	128,402
9,100	Allstate Corp.	391,482
10,100	Lincoln National Corp.	407,737
5,100	MBIA, Inc.	302,073
11,200	Unitrin, Inc.	463,792
4,200	XL Capital Ltd.	325,710

		2,019,196

	Miscellaneous Business Services -- 0.9%
4,400	Deluxe Corp.	181,852

	Oil Companies - Integrated -- 4.1%
7,900	Kerr-Mcgee Corp.	367,271
12,100	Occidental Petroleum Corp.	511,104

		878,375

	Petroleum & Petroleum Products -- 5.0%
7,200	ChevronTexaco Corp.	622,008
2,800	ConocoPhillips	183,596
4,700	Royal Dutch Petroleum Co., ADR	246,233

		1,051,837

	Printing & Publishing -- 4.2%
3,700	Gannett Co., Inc.	329,892
18,700	R.R. Donnelley & Sons Co.	563,805

		893,697

	Real Estate Investment Trusts -- 0.7%
3,000	Simon Property Group, Inc.	139,020

	Retail -- 2.1%
15,400	May Department Stores Co.	447,678

	Telephone & Telecommunications -- 4.8%
8,400	Alltel Corp.	391,272
7,000	CenturyTel, Inc.	228,340
11,500	Verizon Communications, Inc.	403,420

		1,023,032

	Textiles -- 1.4%
7,000	V.F. Corp.	302,680

	Total Common Stocks (Cost $17,801,594)	19,397,872

CASH EQUIVALENT -- 9.5%
2,009,794	Huntington Money Market Fund, Interfund Class*	2,009,794

	Total Cash Equivalent (Cost $2,009,794)	2,009,794

	Total Investments (Cost $19,811,388) (a) -- 100.8%	21,407,666
	Liabilities in Excess of Other Assets -- (0.8)%	(175,346)

	Net Assets -- 100.0%	$ 21,232,320

Huntington VA Rotating Markets Fund

Portfolio of Investments
December 31, 2003

Shares		Value
MUTUAL FUNDS -- 93.8%
6,537	iShares MSCI EAFE Index Fund	$ 894,130
1,246	iShares MSCI Australia Index Fund	16,647
6,051	iShares MSCI Canada Index Fund	86,227
4,089	iShares MSCI Emu Index Fund	250,451
1,518	iShares MSCI Hong Kong Index Fund	15,180
27,328	iShares MSCI Japan Index Fund	263,442
4,352	iShares MSCI Singapore Index Fund	26,112
772	iShares MSCI South Korea Index Fund	19,331
1,246	iShares MSCI Taiwan Index Fund	14,005
7,574	iShares MSCI United Kingdom Index Fund	118,003
14,321	iShares Russell 1000 Index Fund	853,388
1,642	iShares Russell 2000 Index Fund	181,934
1,571	iShares S&P 500 Index Fund	174,727
1,371	iShares S&P Small Cap 600 Index Fund	183,714
3,393	Midcap SPDR Trust Series I	357,622
8,974	Nasdaq 100 Index Fund	327,192
1,571	SPDR Trust Series1	174,821

	Total Mutual Funds (Cost $3,530,891)	3,956,926

CASH EQUIVALENT -- 5.8%
243,914	Huntington Money Market Fund, Interfund Class*	243,914

	Total Cash Equivalent (Cost $243,914)	243,914

	Total Investments (Cost $3,774,805) (a) -- 99.6%	4,200,840
	Other Assets in Excess of Liabilities -- 0.4%	17,857

	Net Assets -- 100.0%	$ 4,218,697

Huntington VA Dividend Capture Fund

Portfolio of Investments
December 31, 2003

Shares		Value
COMMON STOCKS -- 57.2%
	Aerospace & Defense -- 0.9%
5,000	Raytheon Co.	$ 150,200

	Apparel & Textiles -- 0.5%
2,000	Reebok International Ltd.	78,640

	Auto/Truck Parts & Equipment -- 1.5%
5,000	General Motors Corp.	267,000

	Banks -- 7.0%
3,250	Bank of America Corp.	261,398
6,000	Citigroup, Inc.	291,240
3,000	First Tennessee National Corp.	132,300
6,000	J.P. Morgan Chase & Co.	220,380
6,500	Wachovia Corp.	302,834

		1,208,152

	Beer, Wine, & Distilled Beverages -- 0.4%
1,100	Adolph Coors Co., Class B	61,710

	Chemicals -- 1.2%
4,000	Monsanto Co.	115,120
1,500	PPG Industries, Inc.	96,030

		211,150

	Computers -- 0.6%
4,000	Hewlett Packard Co.	91,880
500	Microsoft Corp.	13,770

		105,650

	Diversified Operations -- 1.8%
1,250	Eaton Corp.	134,975
3,250	Textron, Inc.	185,445

		320,420

	Drugs & Health Care -- 0.7%
4,250	Bristol-Myers Squibb Co.	121,550

	Electric Utility -- 1.2%
2,000	Exelon Corp.	132,720
1,200	FPL Group, Inc.	78,504

		211,224

	Electrical Equipment -- 1.0%
2,000	Cooper Industries Ltd., Class A	115,860
3,000	PerkinElmer, Inc.	51,210

		167,070

	Entertainment -- 1.8%
4,250	Harrah's Entertainment, Inc.	211,523
4,000	The Walt Disney Co.	93,320

		304,843

	Financial Services -- 1.0%
3,000	Hartford Financial Services Group, Inc.	177,090

	Food & Beverages -- 0.5%
3,000	SUPERVALU, Inc.	85,770

	Gas & Natural Gas -- 0.5%
2,500	Keyspan Corp.	92,000

	Industrial -- 0.5%
3,000	General Electric Co.	92,940

	Insurance -- 6.6%
3,250	ACE Ltd.	$ 134,615
5,000	Allstate Corp.	215,100
2,500	Cigna Corp.	143,750
1,000	Jefferson-Pilot Corp.	50,650
5,250	Lincoln National Corp.	211,943
10,000	St. Paul Companies, Inc.	396,499

		1,152,557

	Metals & Mining -- 0.2%
750	Alcan Aluminum Ltd.	35,213

	Oil Companies - Integrated -- 1.9%
3,000	Kerr-Mcgee Corp.	139,470
4,500	Occidental Petroleum Corp.	190,080

		329,550

	Paper & Related Products -- 0.3%
1,750	MeadWestvaco Corp.	52,063

	Petroleum & Petroleum Products -- 2.5%
4,000	ConocoPhillips	262,279
2,250	Marathon Oil Corp.	74,453
1,750	Royal Dutch Petroleum Co., ADR	91,683

		428,415

	Railroad Transportation -- 0.4%
1,000	Union Pacific Corp.	69,480

	Real Estate Investment Trusts -- 18.6%
4,000	AMLI Residential Properties Trust	107,200
1,500	Apartment Investment & Management Co.	51,750
3,750	Arden Realty, Inc.	113,775
3,500	Avalonbay Communities, Inc.	167,299
5,500	Bedford Property Investors, Inc.	157,465
2,000	Brandywine Realty Trust	53,540
1,000	Camden Property Trust	44,300
2,000	Capital Automotive Real Estate Investment Trust, Inc.	64,000
4,000	CarrAmerica Realty Corp.	119,120
5,000	Commercial NET Lease Realty	89,000
13,000	Cornerstone Realty Income Trust, Inc.	113,880
3,500	EastGroup Properties, Inc.	113,330
750	Entertainment Properties	26,033
8,500	Equity Inns, Inc.	76,925
8,500	Equity Office Properties Trust	243,524
4,500	Equity Residential Properties Trust	132,795
3,000	First Industrial Realty Trust, Inc.	101,250
4,000	General Growth Properties	111,000
6,500	Glenborough Realty Trust, Inc.	129,675
2,500	Great Lakes Real Estate Investment Trust, Inc.	39,250
4,000	Health Care Real Estate Investment Trust, Inc.	144,000
8,500	HRPT Properties Trust	85,765
3,000	Kimco Realty Corp.	134,250
6,250	Kramont Realty Trust	113,125
COMMON STOCKS -- (continued)
	Real Estate Investment Trusts -- (continued)
2,000	Liberty Property Trust	$ 77,800
2,750	Macerich Co.	122,375
1,000	Mack-Cali Realty Corp.	41,620
5,000	New Plan Excel Realty Trust	123,350
1,000	Public Storage, Inc.	43,390
2,500	Reckson Associates Realty Corp.	60,750
1,500	Simon Property Group, Inc.	69,510
2,000	Sovran Self Storage, Inc.	74,300
1,250	Vornado Realty Trust	68,438
3,000	Winston Hotels, Inc.	30,600

		3,244,384

	Restaurants -- 1.0%
2,500	Bob Evans Farms, Inc.	81,150
4,000	McDonald's Corp.	99,320

		180,470

	Retail -- 1.5%
4,750	Limited, Inc.	85,643
6,250	May Department Stores Co.	181,687

		267,330

	Securities Brokerage & Services -- 0.7%
4,000	American Capital Strategies Ltd.	118,920

	Telephone & Telecommunications -- 2.4%
250	Alltel Corp.	11,645
7,250	BellSouth Corp.	205,175
12,000	Sprint Corp.	197,040

		413,860

	Total Common Stocks (Cost $8,770,422)	9,947,651

PREFERRED STOCKS -- 39.0%
	Auto - Cars/Light Trucks -- 0.9%
6,000	General Motors Corp., 7.375%	156,120

	Bank Holding Companies -- 2.2%
2,150	Bank One Capital I, 8.000%	56,287
7,500	Renaisssancere Holdings Ltd., Series B, 7.300%	200,250
5,000	Suntrust Capital IV, 7.125%	133,250

		389,787

	Brokerage Services -- 0.4%
2,500	Lehman Bros. Holding Capital Trust, 8.000%	63,375

	Commercial Banks -- 6.4%
11,000	ASBC Capital I, 7.625%	297,550
10,100	Compass Capital, 7.350%	267,549
6,000	Fleet Capital Trust VII, 7.200%	158,880
2,500	Fleet Capital Trust VIII, 7.200%	66,600
12,000	PLC Capital Trust, 7.250%	319,920

		1,110,499

	Computer Services -- 0.3%
2,150	Electronic Data Systems, 7.625%	49,300

	Electrical Services -- 7.3%
13,000	Dominion CNG Capital Trust I, 7.800%	$ 353,860
12,000	Energy East Capital Trust I, 8.250%	323,640
10,000	Entergy LA, Inc., 7.600%	271,800
11,800	Georgia Power Capital, 7.125%	317,774

		1,267,074

	Financial Services -- 9.3%
650	BancWest Capital I, 9.500%	18,330
8,000	Everest Cap Trust 7.850%	220,000
13,500	Hartford Life Capital II, Series B, 7.625%	368,550
10,000	Household Capital Trust V, Series X, 10.000%	276,400
4,700	Merrill Lynch Capital Trust V, 7.280% (b)	128,122
12,000	Morgan Stanley Capital Trust II, 7.250%	322,320
10,000	National Commerce Capital Trust II, 7.700%	269,400

		1,603,122

	Fire, Marine & Casualty Insurance -- 4.4%
11,000	Ace Ltd., Series C, 7.800%	306,350
16,900	Partnerre Capital Trust I, 7.900%	461,370

		767,720

	Gas & Natural Gas -- 1.2%
4,000	Keyspan Corp., 8.750%	215,600

	Life/Health Insurance -- 3.6%
13,000	Aetna, Inc., 8.500%	356,850
10,000	Lincoln National Capital V, Series E, 7.650%	269,000

		625,850

	Paper & Related Products -- 0.7%
2,000	Temple-Inland, 7.500%	116,240

	Real Estate Investment Trusts -- 1.2%
7,500	Public Storage, Series R, 8.000%	202,050

	Telephone Communication -- 1.1%
4,000	Alltel Corp., 7.750%	199,500

	Total Preferred Stock (Cost $6,651,406)	6,766,237

MUTUAL FUNDS -- 1.3%
	Exchange Traded Funds -- 1.3%
11,000	AMEX Technology SPDR	224,180

	Total Mutual Funds (Cost $172,268)	224,180

CASH EQUIVALENT -- 2.0%
341,539	Huntington Money Market Fund, Interfund Class*	341,539

	Total Cash Equivalent (Cost $341,539)	341,539

	Total Investments (Cost $15,935,635) (a) -- 99.5%	17,279,607
	Other Assets in Excess of Liabilities -- 0.5%	80,257

	Net Assets -- 100.0%	$ 17,359,864

Huntington VA Mid Corp America Fund

Portfolio of Investments
December 31, 2003

Shares		Value
COMMON STOCKS -- 82.2%
	Aerospace & Defense -- 0.4%
675	Alliant Techsystems, Inc. (b)	$ 38,988

	Amusement & Recreation Services -- 0.1%
600	Boyd Gaming Corp.	9,684

	Apparel & Textiles -- 2.2%
1,627	Columbia Sportswear Co. (b)	88,672
300	G & K Services, Inc., Class A	11,025
528	Jones Apparel Group, Inc.	18,601
1,244	Liz Claiborne, Inc.	44,112
800	Reebok International Ltd.	31,456
1,400	UniFirst Corp.	33,194

		227,060

	Auto/Truck Parts & Equipment -- 1.5%
400	Cummins Engine, Inc.	19,576
948	Johnson Controls, Inc.	110,082
595	Superior Industries International, Inc.	25,894

		155,552

	Banks -- 6.1%
1,400	Amcore Financial, Inc.	37,828
1,400	BancorpSouth, Inc.	33,208
2,200	Banknorth Group, Inc.	71,566
1,118	BOK Financial Corp. (b)	43,289
1,600	Chittenden Corp.	53,824
1,621	Compass Bancshares, Inc.	63,722
2,232	First Tennessee National Corp.	98,431
15	Fulton Financial Corp.	329
1,400	M & T Bank Corp.	137,619
1,600	National Commerce Financial Corp.	43,648
400	New York Community Bancorp, Inc.	15,220
882	TCF Financial Corp.	45,291

		643,975

	Beer, Wine, & Distilled Beverages -- 0.5%
860	Adolph Coors Co., Class B	48,246

	Biotechnology -- 1.6%
886	Cephalon, Inc. (b)	42,891
1,778	Invitrogen Corp. (b)	124,460

		167,351

	Building & Construction -- 3.2%
800	Beazer Homes USA, Inc.	78,128
700	Centex Corp.	75,355
400	D. R. Horton, Inc.	17,304
1,738	Insituform Technologies, Inc., Class A (b)	28,677
700	Lafarge North America Corp.	28,364
1,061	Pulte Homes, Inc.	99,331

		327,159

	Business Services -- 0.3%
1,440	Viad Corp.	36,000

	Chemicals -- 1.3%
1,000	Albemarle Corp.	29,970
958	Cytec Industries, Inc. (b)	36,778
1,060	Lubrizol Corp.	34,471
500	Minerals Technologies, Inc.	29,625

		130,844

	Circuits -- 0.1%
900	Integrated Device Technology, Inc. (b)	$ 15,453

	Communications Equipment -- 2.3%
1,900	Advanced Fibre Communications, Inc. (b)	38,285
2,400	Enterasys Networks, Inc. (b)	9,000
600	Harris Corp.	22,770
2,459	L-3 Communications Corp. (b)	126,295
1,428	Scientific-Atlanta, Inc.	38,984

		235,334

	Computer Services -- 2.2%
1,850	Activision, Inc. (b)	33,670
759	Affiliated Computer Services, Inc. (b)	41,335
2,100	Intergraph Corp. (b)	50,232
3,200	JDA Software Group, Inc. (b)	52,832
300	Pinnacle Systems, Inc. (b)	2,559
1,741	Sungard Data Systems, Inc. (b)	48,243

		228,871

	Computers -- 1.7%
1,700	Advanced Digital Information Corp. (b)	23,800
2,700	Citrix Systems, Inc. (b)	57,268
674	NCR Corp. (b)	26,151
1,140	Progress Software Corp. (b)	23,324
1,900	Storage Technology Corp. (b)	48,925

		179,468

	Computers, Peripherals & Software -- 1.0%
600	Cognos, Inc. (b)	18,372
2,100	NetIQ Corp. (b)	27,825
1,000	Novell, Inc. (b)	10,520
1,600	Rainbow Technologies, Inc. (b)	18,016
1,300	Sybase, Inc. (b)	26,754

		101,487

	Consulting Services -- 0.5%
2,610	Forrester Research, Inc. (b)	46,641

	Consumer Products -- 0.3%
400	Harman International Industries, Inc.	29,592

	Containers - Paper/Plastic -- 0.2%
800	Pactiv Corp. (b)	19,120

	Diversified Operations -- 1.7%
3,200	Griffon Corp. (b)	64,832
921	Teleflex, Inc.	44,512
1,100	Textron, Inc.	62,766

		172,110

	Drugs & Health Care -- 1.6%
990	Barr Laboratories, Inc. (b)	76,181
3,452	Mylan Laboratories, Inc.	87,197

		163,378

	Electric Services -- 0.2%
400	Constellation Energy Group	15,664

	Electrical Components -- 2.1%
1,300	Aeroflex, Inc. (b)	15,197
1,200	Elbit Systems Ltd.	21,960
1,400	Intersil Corp., Class A	34,790
COMMON STOCKS -- (continued)
	Electrical Components -- (continued)
600	Molex, Inc.	$ 20,934
1,600	Rayovac Corp. (b)	33,520
2,000	Thomas & Betts Corp.	45,780
1,881	Vishay Intertechnology, Inc. (b)	43,075

		215,256

	Electrical Equipment -- 0.8%
1,256	Cooper Industries Ltd., Class A	72,760
500	PerkinElmer, Inc.	8,535

		81,295

	Electrical Services -- 1.2%
1,488	Allete, Inc.	45,533
700	DP&L, Inc.	14,616
1,891	Energy East Corp.	42,358
1,329	Teco Energy, Inc.	19,151

		121,658

	Electronic Components -- 0.1%
150	Benchmark Electronics, Inc. (b)	5,222

	Environmental Services -- 0.5%
1,000	Stericycle, Inc. (b)	46,700

	Financial Services -- 5.0%
1,750	Allied Capital Corp.	48,790
1,600	Ambac Financial Group, Inc.	111,024
1,384	AmeriCredit Corp. (b)	22,047
1,037	Bear Stearns Companies, Inc.	82,908
1,459	City National Corp.	90,633
1,600	First American Financial Corp.	47,632
900	Firstmerit Corp.	24,273
678	Legg Mason, Inc.	52,328
1,300	Wilmington Trust Corp.	46,800

		526,435

	Food & Beverages -- 1.9%
1,300	Constellation Brands, Inc. (b)	42,809
1,500	McCormick & Co., Inc.	45,150
1,211	Ralcorp Holding, Inc. (b)	37,977
1,000	Smithfield Foods, Inc. (b)	20,700
934	SUPERVALU, Inc.	26,703
1,470	Tyson Foods, Inc., Class A	19,463

		192,802

	Gas & Natural Gas -- 3.5%
1,400	AGL Resources, Inc.	40,740
1,500	Atmos Energy Corp.	36,450
700	Keyspan Corp.	25,760
1,921	MDU Resources Group, Inc.	45,739
1,600	National Fuel Gas Co.	39,104
1,200	New Jersey Resources Corp.	46,212
1,200	Peoples Energy Corp.	50,448
2,264	Questar Corp.	79,580

		364,033

	Health Care Equipment & Supplies -- 0.5%
770	Hillenbrand Industries, Inc.	47,786

	Health Services -- 0.2%
400	AdvancePCS (b)	21,064

	Healthcare Equipment & Supplies -- 0.3%
1,700	Viasys Healthcare, Inc. (b)	$ 35,020

	Hotels -- 0.2%
400	Hilton Hotels Corp.	6,852
400	Starwood Hotels & Resorts Worldwide, Inc.	14,388

		21,240

	Household Products -- 1.4%
1,020	Church & Dwight Co., Inc.	40,392
900	Ferro Corp.	24,489
1,500	RPM, Inc.	24,690
730	Whirlpool Corp.	53,035

		142,606

	Insurance -- 3.3%
1,100	Allmerica Financial Corp. (b)	33,847
1,143	Fidelity National Financial, Inc.	44,326
930	Nationwide Financial Services, Inc.	30,746
2,450	Old Republic International Corp.	62,119
1,343	PMI Group, Inc.	50,000
1,623	Protective Life Corp.	54,922
1,427	Torchmark Corp.	64,985

		340,945

	Lasers - Systems/Components -- 0.2%
940	Coherent, Inc. (b)	22,372

	Leisure -- 0.8%
500	Brunswick Corp.	15,915
485	Callaway Golf Co.	8,172
1,582	Royal Caribbean Cruises Ltd.	55,038

		79,125

	Machinery -- 1.6%
600	AptarGroup, Inc.	23,400
1,519	Kennametal, Inc.	60,380
836	Parker Hannifin Corp.	49,742
684	Tecumseh Products Co., Class A	33,126

		166,648

	Measuring Devices -- 1.4%
488	FLIR Systems, Inc. (b)	17,812
1,107	Tektronix, Inc.	34,981
2,089	Thermo Electron Corp. (b)	52,643
1,100	Trimble Navigation Ltd. (b)	40,964

		146,400

	Medical & Medical Services -- 5.2%
400	Apogent Technologies, Inc. (b)	9,216
1,500	Coventry Health Care, Inc. (b)	96,736
400	Dentsply International, Inc.	18,068
600	Health Management Associates, Inc.	14,400
1,933	Lincare Holdings, Inc. (b)	58,048
1,720	Owens & Minor, Inc.	37,685
1,200	Oxford Health Plans, Inc. (b)	52,200
1,300	Pediatrix Medical Group, Inc. (b)	71,617
1,200	Renal Care Group, Inc. (b)	49,440
1,800	Respironics, Inc. (b)	81,162
904	St. Jude Medical, Inc. (b)	55,460

		544,032

COMMON STOCKS -- (continued)
	Metal Processors & Fabrication -- 0.8%
1,900	Precision Castparts Corp.	$ 86,279

	Miscellaneous Business Services -- 1.9%
1,900	Cadence Design Systems, Inc. (b)	34,162
400	Electronic Arts, Inc. (b)	19,112
1,552	NCO Group, Inc. (b)	35,339
900	Ryder System, Inc.	30,735
2,000	Symantec Corp. (b)	69,300
1,000	US Oncology, Inc. (b)	10,760

		199,408

	Oil & Gas - Exploration & Production -- 1.2%
1,007	Devon Energy Corp.	57,661
1,000	Suncor Energy, Inc., ADR	25,060
800	Unocal Corp.	29,464
207	Weatherford International, Inc. (b)	7,452

		119,637

	Paper & Paper Products -- 0.5%
1,200	Rock-Tenn Co.	20,712
1,500	Smurfit-Stone Container Corp. (b)	27,855

		48,567

	Paperboard Containers & Boxes -- 0.4%
800	Bemis Co.	40,000

	Personal Products -- 0.6%
2,200	NBTY, Inc. (b)	59,092

	Petroleum & Petroleum Products -- 4.1%
1,378	Apache Corp.	111,755
2,758	Chesapeake Energy Corp.	37,454
600	Forest Oil Corp. (b)	17,142
700	Helmerich & Payne, Inc.	19,551
800	Murphy Oil Corp.	52,248
2,250	Patina Oil & Gas Corp.	110,227
1,669	Tidewater, Inc.	49,870
843	Unit Corp. (b)	19,853
1,300	Vintage Petroleum, Inc.	15,639

		433,739

	Pharmaceuticals -- 1.3%
700	Biovail Corp. (b)	15,043
1,700	Omnicare Inc.	68,663
1,296	Valeant Pharmaceuticals International	32,594
400	Watson Pharmaceutical, Inc. (b)	18,400

		134,700

	Pollution Control -- 0.4%
1,679	Pall Corp.	45,048

	Printing & Publishing -- 1.1%
1,200	Banta Corp.	48,600
2,668	Paxar Corp. (b)	35,751
1,000	R.R. Donnelley & Sons Co.	30,150

		114,501

	Real Estate Investment Trust -- 0.8%
1,627	LNR Property Corp.	80,553

	Restaurants -- 0.7%
1,258	Applebee's International, Inc.	$ 49,402
1,078	Ruby Tuesday, Inc.	30,712

		80,114

	Retail -- 3.6%
1,149	Abercrombie & Fitch Co., Class A (b)	28,392
1,600	AnnTaylor Stores Corp. (b)	62,400
400	Dollar General Corp.	8,396
1,500	Furniture Brands International, Inc.	43,995
600	Nieman Marcus Group, Inc. (b)	32,202
1,879	Nordstrom, Inc.	64,450
500	PETsMART, Inc.	11,900
1,400	Sonic Automotives, Inc.	32,088
400	Tiffany & Co.	18,080
1,300	Zales Corp. (b)	69,159

		371,062

	Schools -- 0.2%
500	Career Education Corp. (b)	20,035

	Semiconductor Equipment -- 1.6%
400	DuPont Photomasks, Inc. (b)	9,656
2,000	ESS Technology, Inc. (b)	34,020
1,378	Imation Corp.	48,437
1,192	International Rectifier Corp. (b)	58,896
417	Varian Semiconductor Equipment Associates, Inc. (b)	18,219

		169,228

	Telephone & Telecommunications -- 0.7%
807	CenturyTel, Inc.	26,324
3,000	Ciena Corp. (b)	19,920
400	Commonwealth Telephone Enterprises, Inc. (b)	15,100
400	US Cellular Corp. (b)	14,200

		75,544

	Tires & Tubes -- 0.2%
787	Cooper Tire & Rubber Co.	16,826

	Tools & Accessories -- 0.5%
1,000	Snap-On, Inc.	32,240
493	Stanley Works, The	18,670

		50,910

	Wholesale Distribution -- 1.3%
1,500	AmerisourceBergen Corp.	84,225
600	BorgWarner, Inc.	51,042

		135,267

	Woven Carpets & Rugs -- 1.1%
1,600	Mohawk Industries, Inc. (b)	112,864

	Total Common Stocks (Cost $6,959,431)	8,505,990

Shares		Value
MUTUAL FUNDS -- 5.6%
	Exchange Traded Funds -- 5.6%
2,500	iShares S&P Midcap 400	$ 287,650
2,752	Midcap SPDR Trust Series I	290,061

	Total Mutual Funds (Cost $458,969)	577,711

CASH EQUIVALENT -- 12.1%
1,257,374	Huntington Money Market Fund, Interfund Class*	1,257,374

	Total Cash Equivalent (Cost $1,257,374)	1,257,374

	Total Investments (Cost $8,675,774) (a) -- 99.9%	10,341,075
	Other Assets in Excess of Liabilities -- 0.1%	10,975

	Net Assets -- 100.0%	$ 10,352,050

Huntington VA New Economy Fund

Portfolio of Investments
December 31, 2003

Shares		Value
COMMON STOCKS -- 79.4%
	Apparel & Textiles -- 1.4%
230	Bebe Stores, Inc. (b)	$ 5,978
310	Children's Place (b)	8,286
240	Coach, Inc. (b)	9,060
180	Fossil, Inc. (b)	5,042
520	K-Swiss, Inc. Class A	12,511

		40,877

	Auto Dealers -- 0.2%
400	Asbury Automotive Group (b)	7,164

	Auto/Truck Parts & Equipment -- 1.9%
220	Autoliv, Inc.	8,283
80	AutoZone, Inc. (b)	6,817
180	Brilliance China Automotive Holdings Ltd., ADR	10,206
155	Group 1 Automotive, Inc. (b)	5,609
124	Lear Corp.	7,605
86	Magna International, Inc.	6,884
122	PACCAR, Inc.	10,385

		55,789

	Banks -- 5.2%
133	Countrywide Credit Industries, Inc.	10,113
365	Dime Community Bancshares	11,227
250	First Republic Bancorp, Inc.	8,950
400	Flagstar Bancorp, Inc.	8,568
190	Independence Community Bank Corp.	6,834
325	Irwin Financial Corp.	10,205
248	MB Financial, Inc.	9,009
278	New York Community Bancorp, Inc.	10,578
300	R & G Finanical Corp., Class B	11,941
246	Regions Financial Corp.	9,151
300	SouthTrust Corp.	9,819
460	Sovereign Bancorp	10,925
266	UCBH Holdings, Inc.	10,366
220	Washington Mutual, Inc.	8,826
225	Webster Financial Corp.	10,319
220	WFS Financial, Inc. (b)	9,341

		156,172

	Batteries/Battery Systems -- 0.3%
250	Energizer Holdings, Inc. (b)	9,390

	Biotechnology -- 0.6%
240	Invitrogen Corp. (b)	16,800

	Building & Construction -- 5.0%
85	Centex Corp.	9,150
200	D. R. Horton, Inc.	8,652
500	Dycom Industries, Inc. (b)	13,410
120	KB Home	8,702
90	Lennar Corp.	8,640
152	M/I Schottenstein Homes, Inc.	5,936
440	Masco Corp.	12,060
148	MDC Holdings, Inc.	9,546
14	NVR, Inc. (b)	6,524
100	Ryland Group, Inc.	8,864
310	Simpson Manufacturing Co., Inc. (b)	15,766
190	Standard-Pacific Corp.	9,225

	Building & Construction -- (continued)
250	Technical Olympic USA, Inc. (b)	$ 6,883
690	USG Corp. (b)	11,433
410	Washington Group International (b)	13,928

		148,719

	Chemicals - Specialty -- 0.6%
375	OM Group, Inc. (b)	9,821
380	TETRA Technologies, Inc. (b)	9,211

		19,032

	Commercial Services & Supplies -- 0.5%
168	Cendant Corp.	3,741
300	StarTek, Inc.	12,237

		15,978

	Communications Equipment -- 0.7%
190	L-3 Communications Corp. (b)	9,758
370	Nextel Communications, Inc., Class A (b)	10,383

		20,141

	Computer Services -- 4.8%
1,300	Earthlink, Inc. (b)	13,000
200	Factset Research Systems, Inc.	7,642
500	Filenet Corp. (b)	13,541
400	Foundry Networks, Inc. (b)	10,944
420	Intergraph Corp. (b)	10,046
400	Jabil Circuit, Inc. (b)	11,320
800	Pinnacle Systems, Inc. (b)	6,824
207	Sungard Data Systems, Inc. (b)	5,736
800	Symbol Technologies, Inc.	13,512
400	Synopsys, Inc. (b)	13,504
388	Syntel, Inc.	9,587
255	Take-Two Interactive Software, Inc. (b)	7,347
300	Veritas Software Corp. (b)	11,148
238	Yahoo, Inc. (b)	10,750

		144,901

	Computers -- 3.9%
600	Advanced Digital Information Corp. (b)	8,400
300	Ansys, Inc. (b)	11,910
400	Apple Computer, Inc. (b)	8,548
500	Cisco Systems, Inc. (b)	12,145
400	Citrix Systems, Inc. (b)	8,484
700	EMC Corp. (b)	9,044
700	Maxtor Corp. (b)	7,770
600	Mentor Graphics Corp. (b)	8,724
400	Network Appliance, Inc. (b)	8,212
400	Progress Software Corp. (b)	8,184
100	Sandisk Corp. (b)	6,114
500	SPSS, Inc. (b)	8,940
500	Transaction Systems Architects, Inc., Class A (b)	11,315

		117,790

	Consumer Products -- 0.8%
250	Finish Line, Class A (b)	7,493
120	Harman International Industries, Inc.	8,877
310	Helen of Troy Ltd. (b)	7,177

		23,547

COMMON STOCKS -- (continued)
	Diversified Operations -- 1.1%
910	Casella Waste Systems, Class A (b)	$ 12,458
310	Clarcor, Inc.	13,671
370	Griffon Corp. (b)	7,496

		33,625

	E-Commerce & Services -- 0.8%
192	Interactivecorp, Inc. (b)	6,515
1,800	WebMD Corp. (b)	16,182

		22,697

	Electronic Components -- 2.0%
255	Benchmark Electronics, Inc. (b)	8,877
400	DSP Group, Inc. (b)	9,964
700	Flextronics International Ltd. (b)	10,388
810	Methode Electronics	9,906
300	Power Integrations, Inc. (b)	10,038
900	Sanmina Corp. (b)	11,348
860	Viscount Systems, Inc. (b)	568

		61,089

	Electronic Measuring Instruments -- 0.3%
170	Garmin Ltd.	9,262

	Environmental Services -- 0.2%
120	Stericycle, Inc. (b)	5,604

	Financial Services -- 2.1%
470	CompuCredit Corp. (b)	10,002
300	Doral Financial Corp.	9,684
440	First American Financial Corp.	13,099
242	First Data Corp.	9,944
95	Golden West Financial Corp.	9,803
190	H & R Block, Inc.	10,520

		63,052

	Food & Beverages -- 2.6%
480	Chiquita Brands International, Inc. (b)	10,814
318	Constellation Brands, Inc. (b)	10,472
380	Flowers Foods, Inc.	9,804
360	Fresh Del Monte Produce, Inc.	8,579
320	Ralcorp Holding, Inc. (b)	10,035
260	Sanderson Farms, Inc.	10,478
350	SUPERVALU, Inc.	10,007
258	YUM! Brands, Inc. (b)	8,875

		79,064

	Health Services -- 0.5%
1,220	Gentiva Health Services (b)	15,421

	Healthcare Equipment & Supplies -- 0.6%
840	Viasys Healthcare, Inc. (b)	17,304

	Hotels -- 0.2%
200	Starwood Hotels & Resorts Worldwide, Inc.	7,194

	Household Furnishings -- 0.1%
39	American Woodmark Corp.	2,147

	Insurance -- 1.6%
270	AFLAC, Inc.	9,769
305	Fidelity National Financial, Inc.	11,828
465	Old Republic International Corp.	11,792
254	UnitedHealth Group, Inc.	14,778

		48,167

	Internet Services -- 0.7%
900	DoubleClick, Inc. (b)	$ 9,198
700	Verisign, Inc. (b)	11,410

		20,608

	Lasers - Systems/Components -- 0.3%
400	Coherent, Inc. (b)	9,520

	Leisure -- 0.2%
170	Royal Caribbean Cruises Ltd.	5,914

	Machinery -- 0.4%
143	Albany International Corp., Class A	4,848
520	Sauer-Danfoss, Inc.	8,424

		13,272

	Measuring Devices -- 0.5%
382	FLIR Systems, Inc. (b)	13,943

	Medical & Medical Services -- 10.4%
680	Apogent Technologies, Inc. (b)	15,667
510	Apria Healthcare Group, Inc. (b)	14,520
372	Becton, Dickinson & Co.	15,304
314	Bio-Rad Laboratories, Inc., Class A (b)	18,108
350	Cooper Companies, Inc.	16,496
370	DaVita, Inc. (b)	14,430
280	Dentsply International, Inc.	12,648
620	First Health Group Corp. (b)	12,065
290	Genesis Healthcare Corp. (b)	6,606
280	Henry Schein, Inc. (b)	18,921
1,056	Hologic, Inc. (b)	18,300
280	Medtronic, Inc.	13,611
580	Neighborcare, Inc. (b)	11,455
559	Ocular Sciences, Inc. (b)	16,049
1,500	Option Care, Inc. (b)	16,020
180	Patterson Dental Co. (b)	11,549
244	Pediatrix Medical Group, Inc. (b)	13,442
178	Pharmaceutical Resources, Inc. (b)	11,597
390	Renal Care Group, Inc. (b)	16,068
280	St. Jude Medical, Inc. (b)	17,178
262	Varian Medical Systems, Inc. (b)	18,104

		308,138

	Medical - HMO -- 2.2%
680	Humana, Inc. (b)	15,538
240	Mid Atlantic Medical Services, Inc. (b)	15,552
270	PacifiCare Health Systems, Inc. (b)	18,252
650	Sierra Health Services, Inc. (b)	17,843

		67,185

	Metals & Mining -- 0.7%
305	Barrick Gold Corp.	6,927
175	Freeport-McMoran Copper & Gold, Inc., Class B	7,372
150	Newmont Mining Corp.	7,292

		21,591

	Miscellaneous Business Services -- 4.6%
400	Accenture Ltd. (b)	10,528
500	Autodesk, Inc.	12,290
587	Caremark Rx, Inc. (b)	14,868
200	Electronic Arts, Inc. (b)	9,556
COMMON STOCKS -- (continued)
	Miscellaneous Business Services -- (continued)
167	Fair Issac & Co., Inc.	$ 8,210
152	GTECH Holdings Corp.	7,522
395	Hughes Electronics Corp. (b)	6,540
500	Jack Henry & Associates, Inc.	10,290
220	News Corp., Ltd., ADR	7,942
600	Polycom, Inc. (b)	11,712
600	RSA Security, Inc. (b)	8,520
300	Symantec Corp. (b)	10,395
300	Total System Services, Inc.	9,339
220	Univision Communications, Inc. (b)	8,732

		136,444

	Office Equipment & Supplies -- 0.4%
200	Avid Technology, Inc. (b)	9,600
77	John H. Harland Co.	2,102

		11,702

	Oil Companies - Integrated -- 0.4%
310	Occidental Petroleum Corp.	13,094

	Oil Company - Exploration & Production -- 1.0%
290	Pogo Producing Co.	14,007
603	Xto Energy, Inc.	17,065

		31,072

	Personal Products -- 0.3%
343	NBTY, Inc. (b)	9,213

	Petroleum & Petroleum Products -- 0.6%
130	Murphy Oil Corp.	8,490
200	Patina Oil & Gas Corp.	9,798

		18,288

	Pharmaceutical Preparations -- 1.1%
250	Medicis Pharmaceutical Corp., Class A	17,825
870	Parexel International Corp. (b)	14,146

		31,971

	Pharmaceuticals -- 0.6%
360	Watson Pharmaceutical, Inc. (b)	16,560

	Photographic Equipment & Supplies -- 0.2%
610	Concord Camera Corp. (b)	5,643

	Process Control Instruments -- 0.4%
530	Flowserve Corp. (b)	11,066

	Professional Services -- 0.4%
116	Apollo Group, Inc., Class A (b)	7,888
40	Strayer Education, Inc.	4,353

		12,241

	Railroad Transportation -- 0.4%
540	CP Ships Ltd.	11,216

	Real Estate Investment Trust -- 1.1%
540	Annaly Mortgage Management, Inc.	9,936
190	Chelsea Property Group	10,414
492	Ventas, Inc.	10,824

		31,174

	Recreation & Utility Trailer Dealers -- 0.2%
112	Thor Industries, Inc.	6,297

	Retail -- 5.7%
580	7-ELEVEN, Inc. (b)	$ 9,309
230	Aeropostale, Inc. (b)	6,307
169	Applebee's International, Inc.	6,637
307	AutoNation, Inc. (b)	5,640
130	Best Buy Co.	6,791
570	Bombay Co., Inc. (b)	4,640
144	Chico's FAS, Inc. (b)	5,321
180	Cost Plus, Inc. (b)	7,380
194	Cracker Barrel Group, Inc.	7,422
260	CVS Corp.	9,390
340	Dollar General Corp.	7,137
200	Dollar Tree Stores, Inc. (b)	6,012
98	Family Dollar Stores, Inc.	3,516
430	Foot Locker, Inc.	10,083
192	Fred's, Inc.	5,948
213	Hot Topic, Inc. (b)	6,275
99	Lowe's Cos., Inc.	5,484
155	O'Reilly Automotive, Inc. (b)	5,946
310	Pacific Sunwear of California (b)	6,547
288	PETsMART, Inc.	6,854
315	RARE Hospitality International, Inc. (b)	7,699
198	Regis Corp.	7,825
270	TBC Corp. (b)	6,969
180	Tiffany & Co.	8,136
235	Tuesday Morning Corp. (b)	7,109

		170,377

	Schools -- 1.3%
960	Career Education Corp. (b)	38,467

	Software -- 1.0%
460	Alliance Atlantis Communications, Inc., Class B (b)	7,047
675	Concord Communications, Inc. (b)	13,480
390	Inter-Tel, Inc.	9,742

		30,269

	Technology -- 1.5%
500	Altera Corp. (b)	11,350
300	Intel Corp.	9,660
300	Kronos, Inc. (b)	11,883
300	Micros Systems, Inc. (b)	13,008

		45,901

	Telecommunication Equipment -- 0.7%
200	ADTRAN, Inc.	6,200
600	Tekelec (b)	9,330
1,100	Westell Technologies, Inc., Class A (b)	6,941

		22,471

	Telephone & Telecommunications -- 1.1%
1,100	Aspect Communications (b)	17,336
970	AT&T Wireless Services, Inc. (b)	7,750
130	Telephone & Data Systems, Inc.	8,132

		33,218

Shares		Value
COMMON STOCKS -- (continued)
	Transportation Services -- 2.0%
290	ABX Air, Inc. (b)	$ 1,247
480	C.H. Robinson Worldwide, Inc.	18,197
160	Fedex Corp.	10,800
175	Heartland Express, Inc.	4,233
278	J.B. Hunt Transport Services, Inc. (b)	7,509
710	Sea Containers Ltd., Class A	12,958
120	Yellow Roadway Corp. (b)	4,323

		59,267

	Wholesale Distribution -- 1.0%
154	CDW Corp.	8,895
280	Fastenal Co.	13,983
240	SCP Pool Corp. (b)	7,843

		30,721

	Total Common Stocks (Cost $2,009,298)	2,377,769

PREFERRED STOCK -- 0.0%
	Miscellaneous Business Services -- 0.0%
44	News Corp. Ltd., ADR	1,337

	Total Preferred Stock (Cost $1,280)	1,337

MUTUAL FUNDS -- 9.5%
	Exchange Traded Funds -- 9.5%
1,275	iShares Russell 2000 Index Fund	$ 141,270
3,950	Nasdaq 100 Index Fund	144,017

	Total Mutual Funds (Cost $280,338)	285,287

CASH EQUIVALENT -- 11.1%
333,680	Huntington Money Market Fund, Interfund Class*	333,680

	Total Cash Equivalent (Cost $333,680)	333,680

	Total Investments (Cost $2,624,596) (a) -- 100.0%	2,998,073
	Other Assets in Excess of Liabilities -- 0.0%	267

	Net Assets -- 100.0%	$ 2,998,340

Huntington VA Funds

Notes to Portfolio of Investments

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b) Non-income producing security.

*Affiliated

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR	--	American Depositary Receipt
EAFE	--	Europe, Australasia and Far East
MSCI	--	Morgan Stanley Capital International
S&P	--	Standard & Poor's
SPDR	--	Standard & Poor's Depositary Receipt

Huntington VA Funds

Statements of Assets and Liabilities
December 31, 2003

	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA Rotating Markets Fund	Huntington VA Dividend Capture Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Assets:
Investments, at value	$ 11,239,216	$ 19,397,872	$ 3,956,926	$ 16,938,068	$ 9,083,701	$ 2,664,393
Investments in affiliated securities, at value	805,727	2,009,794	243,914	341,539	1,257,374	333,680

Total Investments	12,044,943	21,407,666	4,200,840	17,279,607	10,341,075	2,998,073
Cash	20,870	38,954	1,687	52,881	16,285	2,629
Income receivable	14,407	55,739	21,557	74,202	8,171	1,570
Receivable for investments sold	--	96,366	--	--	--	--

Total assets	12,080,220	21,598,725	4,224,084	17,406,690	10,365,531	3,002,272

Liabilities:
Options written, at value (proceeds $0; $32,347; $0; $0; $0 and $0)	--	42,475	--	--	--	--
Payable for investments purchased	--	294,937	--	24,750	--	--
Accrued expenses and other payables
Investment adviser fees	7,139	11,153	2,331	9,889	6,202	1,735
Administration fees	726	1,289	255	1,056	632	185
Sub-Administration fees	580	1,032	204	845	505	148
Custodian fees	252	447	88	366	219	64
Portfolio accounting fees	495	799	245	672	443	209
Other	6,422	14,273	2,264	9,248	5,480	1,591

Total liabilities	15,614	366,405	5,387	46,826	13,481	3,932

Net Assets	$ 12,064,606	$ 21,232,320	$ 4,218,697	$ 17,359,864	$ 10,352,050	$ 2,998,340

Net Assets Consists of:
Paid in capital	$ 11,179,052	$ 19,517,997	$ 3,626,430	$ 15,699,150	$ 8,700,649	$ 2,539,795
Net unrealized appreciation of investments and options	919,788	1,586,151	426,035	1,343,972	1,665,301	373,477
Accumulated net realized gain (loss) on investment and option transactions	(35,210)	128,172	141,831	303,986	(16,175)	85,068
Accumulated net investment income (loss)	976	--	24,401	12,756	2,275	--

Total Net Assets	$ 12,064,606	$ 21,232,320	$ 4,218,697	$ 17,359,864	$ 10,352,050	$ 2,998,340

Shares Outstanding	1,424,389	2,059,765	382,630	1,504,270	824,545	242,279

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 8.47	$ 10.31	$ 11.03	$ 11.54	$ 12.55	$ 12.38

Investments, at cost	$ 11,125,155	$ 19,811,388	$ 3,774,805	$ 15,935,635	$ 8,675,774	$ 2,624,596

Huntington VA Funds

Statements of Operations
Year Ended December 31, 2003

	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA Rotating Markets Fund	Huntington VA Dividend Capture Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Investment Income:
Dividend income	$ 90,167	$ 507,374	$ 47,434	$ 589,309	$ 70,302	$ 11,160(1)
Dividend income from affiliates	4,990	7,616	826	2,344	4,004	1,148
Interest income	--	13,508	--	--	--	--
Income from securities lending	--	2,271	--	1,134	1,143	--

Total investment income	95,157	530,769	48,260	592,787	75,449	12,308

Expenses:
Investment adviser fees	43,311	87,639	14,316	57,195	37,641	10,275
Administration fees	5,414	10,955	1,789	7,149	4,705	1,284
Sub-Administration fees	4,331	8,764	1,432	5,719	3,764	1,027
Custodian fees	1,877	3,798	620	2,478	1,631	445
Transfer and dividend disbursing agent fees and expenses	2,300	4,588	839	3,148	2,028	571
Directors' fees	1,730	3,384	556	2,346	1,494	395
Auditing fees	1,993	3,769	692	2,829	1,742	493
Legal fees	1,137	1,900	741	2,189	993	262
Portfolio accounting fees	4,297	7,436	2,201	5,290	3,873	1,934
Printing and postage	4,683	9,647	1,652	6,037	4,128	1,086
Insurance premiums	255	597	60	233	249	58
Other	913	3,589	356	1,393	731	223

Total expenses	72,241	146,066	25,254	96,006	62,979	18,053

Reimbursements from adviser	(59)	--	(1,395)	(656)	(221)	(929)

Net expenses	72,182	146,066	23,859	95,350	62,758	17,124

Net investment income (loss)	22,975	384,703	24,401	497,437	12,691	(4,816)

Realized and Unrealized Gain (Loss) on Investments and Options:
Net realized gain (loss) on investment transactions	(24,829)	575,481	159,898	339,242	(16,175)	104,361
Net realized gain (loss) on option transactions	--	(11,254)	--	--	--	--

Net realized gain (loss) on investment and option transactions	(24,829)	564,227	159,898	339,242	(16,175)	104,361
Net change in unrealized appreciation/ depreciation of investments and options	1,340,594	1,984,674	462,449	1,370,067	1,896,745	391,819

Net realized and unrealized gain (loss) on investments and options	1,315,765	2,548,901	622,347	1,709,309	1,880,570	496,180

Change in net assets resulting from operations	$ 1,338,740	$ 2,933,604	$ 646,748	$ 2,206,746	$ 1,893,261	$ 491,364

(1) Net of foreign dividend taxes withheld of $9.

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Growth Fund		Huntington VA Income Equity Fund		Huntington VA Rotating Markets Fund
	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 22,975	$ 2,803	$ 384,703	$ 176,406	$ 24,401	$ (860)
Net realized gain (loss) on investment and option transactions	(24,829)	(9,499)	564,227	(298,590)	159,898	(18,067)
Net change in unrealized appreciation/depreciation of investments and options	1,340,594	(409,698)	1,984,674	(577,399)	462,449	(45,501)

Change in net assets resulting from operations	1,338,740	(416,394)	2,933,604	(699,583)	646,748	(64,428)

Distributions to Shareholders:
From net investment income	(22,801)	(2,001)	(391,597)	(173,220)	--	--

Change in net assets resulting from distributions to shareholders	(22,801)	(2,001)	(391,597)	(173,220)	--	--

Share Transactions:
Proceeds from sales of shares	7,152,851	3,672,461	10,860,286	5,159,774	2,695,044	850,534
Distributions reinvested	22,801	2,001	391,597	173,220	--	--
Cost of shares redeemed	(80,571)	(36,853)	(1,273,486)	(200,915)	(52,766)	(66,532)

Change in net assets resulting from share transactions	7,095,081	3,637,609	9,978,397	5,132,079	2,642,278	784,002

Change in net assets	8,411,020	3,219,214	12,520,404	4,259,276	3,289,026	719,574
Net Assets:
Beginning of period	3,653,586	434,372	8,711,916	4,452,640	929,671	210,097

End of period	$ 12,064,606	$ 3,653,586	$ 21,232,320	$ 8,711,916	$ 4,218,697	$ 929,671

Accumulated net investment income (loss) included in net assets at end of period	$ 976	$ 802	$ --	$ 3,186	$ 24,401	$ --

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Dividend Capture Fund		Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund
	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 497,437	$ 76,533	$ 12,691	$ (1,525)	$ (4,816)	$ (1,889)
Net realized gain (loss) on investments	339,242	(34,959)	(16,175)	8,034	104,361	(14,436)
Net change in unrealized appreciation/depreciation of investments	1,370,067	(29,177)	1,896,745	(256,055)	391,819	(37,336)

Change in net assets resulting from operations	2,206,746	12,397	1,893,261	(249,546)	491,364	(53,661)

Distributions to Shareholders:
From net investment income	(500,110)	(62,054)	(10,416)	--	--	--
From net realized gains	--	--	(6,509)	(56)	--	--

Change in net assets resulting from distributions to shareholders	(500,110)	(62,054)	(16,925)	(56)	--	--

Share Transactions:
Proceeds from sales of shares	12,140,624	3,250,384	5,469,316	3,163,014	1,836,144	639,984
Distributions reinvested	500,110	62,054	16,925	56	--	--
Cost of shares redeemed	(383,879)	(86,231)	(116,430)	(96,065)	(84,636)	(58,610)

Change in net assets resulting from share transactions	12,256,855	3,226,207	5,369,811	3,067,005	1,751,508	581,374

Change in net assets	13,963,491	3,176,550	7,246,147	2,817,403	2,242,872	527,713
Net Assets:
Beginning of period	3,396,373	219,823	3,105,903	288,500	755,468	227,755

End of period	$ 17,359,864	$ 3,396,373	$ 10,352,050	$ 3,105,903	$ 2,998,340	$ 755,468

Accumulated net investment income (loss) included in net assets at end of period	$ 12,756	$ 15,429	$ 2,275	$ --	$ --	$ --

Huntington VA Funds

Financial Highlights
(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Return of Capital Distributions(1)
Huntington VA Growth Fund
2001(4)	$10.00	(0.04)	(0.74)	(0.78)	--	--	--
2002	$9.22	--	(1.90)	(1.90)	--	--	--
2003	$7.32	0.02	1.15	1.17	(0.02)	--	--
Huntington VA Income Equity Fund
1999(5)	$10.00	0.06	(0.13)	(0.07)	(0.05)	--	(0.04)
2000	$9.84	0.33	0.23	0.56	(0.33)	--	--
2001	$10.07	0.18	0.06	0.24	(0.20)	--	(0.01)
2002	$10.10	0.23	(1.22)	(0.99)	(0.23)	--	--
2003	$8.88	0.20	1.43	1.63	(0.20)	--	--
Huntington VA Rotating Markets Fund
2001(6)	$10.00	--	0.45	0.45	--	--	--
2002	$10.45	(0.01)	(1.57)	(1.58)	--	--	--
2003	$8.87	0.06	2.10	2.16	--	--	--
Huntington VA Dividend Capture Fund
2001(6)	$10.00	0.14	0.10	0.24	(0.09)	--	--
2002	$10.15	0.33	(0.33)	--	(0.34)	--	--
2003	$9.81	0.33	1.76	2.09	(0.36)	--	--
Huntington VA Mid Corp America Fund
2001(6)	$10.00	(0.02)	1.17	1.15	--	--	--
2002	$11.15	--	(1.45)	(1.45)	--	--	--
2003	$9.70	0.01	2.86	2.87	(0.01)	(0.01)	--
Huntington VA New Economy Fund
2001(6)	$10.00	(0.03)	0.93	0.90	--	--	--
2002	$10.90	(0.02)	(1.47)	(1.49)	--	--	--
2003	$9.41	(0.02)	2.99	2.97	--	--	--

(1) Represents a return of capital for federal income tax purposes.

(2) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(3) This expense decrease is reflected in both the expense and net investment income ratios.

(4) Reflects operations for the period from May 1, 2001 (commencement of operations) to December 31, 2001.

(5) Reflects operations for the period from October 21, 1999 (commencement of operations) to December 31, 1999.

(6) Reflects operations for the period from October 15, 2001 (commencement of operations) to December 31, 2001.

(7) Not annualized.

(8) Computed on annualized basis.

(9) Does not include the effect of expenses of underlying funds.

Huntington VA Funds

Financial Highlights (continued)
(For a share outstanding throughout each period)

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(2)		Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(3)		Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

--	$9.22	(7.80	)%(7)	2.00	%(8)	1.11	%(8)	14.85	%(8)	$434	0%
--	$7.32	(20.56)%		1.02%		0.14%		0.56%		$3,654	2%
(0.02)	$8.47	15.95%		1.00%		0.32%		0.00%		$12,065	4%

(0.09)	$9.84	(0.72	)%(7)	0.77	%(8)	4.30	%(8)	10.08	%(8)	$2,221	0%
(0.33)	$10.07	5.85%		0.77%		3.66%		1.47%		$3,516	6%
(0.21)	$10.10	2.34%		1.91%		1.76%		0.15%		$4,453	38%
(0.23)	$8.88	(9.96)%		1.11%		2.81%		0.43%		$8,712	4%
(0.20)	$10.31	18.43%		1.00%		2.63%		0.00%		$21,232	97%

--	$10.45	4.50	%(7)	2.00	%(8)(9)	(0.21	)%(8)	16.20	%(8)	$210	0%
--	$8.87	(15.12)%		1.21	%(9)	(0.20)%		2.12%		$930	113%
--	$11.03	24.35%		1.00	%(9)	1.02%		0.06%		$4,219	151%

(0.09)	$10.15	2.44	%(7)	2.00	%(8)	5.25	%(8)	15.47	%(8)	$220	12%
(0.34)	$9.81	(0.05)%		1.12%		5.89%		1.11%		$3,396	70%
(0.36)	$11.54	21.36%		1.00%		5.22%		0.01%		$17,360	87%

--	$11.15	11.50	%(7)	2.00	%(8)	(0.85	)%(8)	15.87	%(8)	$289	3%
--	$9.70	(13.00)%		1.15%		(0.10)%		0.95%		$3,106	3%
(0.02)	$12.55	29.63%		1.00%		0.20%		0.00%		$10,352	25%

--	$10.90	9.00	%(7)	2.00	%(8)	(1.20	)%(8)	15.91	%(8)	$228	0%
--	$9.41	(13.67)%		1.21%		(0.44)%		2.17%		$755	20%
--	$12.38	31.56%		1.00%		(0.28)%		0.05%		$2,998	80%

Huntington VA Funds

Notes to Financial Statements December 31, 2003

(1) Organization

Huntington VA Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust operates six separate series, or mutual funds, each with its own investment objective and strategy. This report contains the financial statements and financial highlights of the funds listed below (each individually referred to as a "Fund," or collectively as the "Funds"):

Huntington VA Growth Fund (VA Growth Fund)
Huntington VA Income Equity Fund (VA Income Equity Fund)
Huntington VA Rotating Markets Fund (VA Rotating Markets Fund) (formerly Huntington VA Rotating Index Fund)
Huntington VA Dividend Capture Fund (VA Dividend Capture Fund)
Huntington VA Mid Corp America Fund (VA Mid Corp America Fund)
Huntington VA New Economy Fund (VA New Economy Fund)

The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but sold only to Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Huntington Hartford Leaders Outlook variable contracts and policies. Under an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust's Board of Trustees, shares of the Funds may be sold to separate accounts of variable annuity contracts and policies of other insurance companies.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A. Investment Valuations

Equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sales price on the principal exchange or official closing price as reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an independent pricing service. Fixed income securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sales price or, if there is no reported sale, at a bid price by an independent pricing service. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Options contracts are valued at the last quoted bid price as reported on the primary exchange or board of trade on which such options are traded. Investments in other open-end investment companies are valued at net asset va lue. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

B. Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

D. Federal Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Tax cost of securities differs from cost for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal tax purposes.

As of December 31, 2003, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
VA Growth Fund	$ 11,133,897	$ 1,231,603	$ (311,815)	$ 919,788
VA Income Equity Fund	19,897,004	1,826,325	(230,047)	1,596,278
VA Rotating Markets Fund	3,784,135	426,343	(308)	426,035
VA Dividend Capture Fund	15,945,744	1,390,973	(47,001)	1,343,972
VA Mid Corp America Fund	8,675,774	1,759,452	(94,151)	1,665,301
VA New Economy Fund	2,624,596	433,391	(59,914)	373,477

As of December 31, 2003, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the treasury regulations:

Fund	Amount	Expires
VA Growth Fund	$ 882	2009
VA Growth Fund	9,499	2010
VA Growth Fund	16,086	2011
VA Mid Corp America Fund	16,175	2011

The tax character of distributions paid during the fiscal year ended December 31, 2003, was as follows:

	Distributions Paid From
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
VA Growth Fund	$ 22,801	$ --	$ 22,801	$ --	$ 22,801
VA Income Equity Fund	391,597	--	391,597	--	391,597
VA Rotating Markets Fund	--	--	--	--	--
VA Dividend Capture Fund	500,110	--	500,110	--	500,110
VA Mid Corp America Fund	15,495	1,430	16,925	--	16,925
VA New Economy Fund	--	--	--	--	--

The tax character of distributions paid during the fiscal year ended December 31, 2002, was as follows:

	Distributions Paid From
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
VA Growth Fund	$ 2,001	$ --	$ 2,001	$ --	$ 2,001
VA Income Equity Fund	173,218	--	173,218	--	173,218
VA Rotating Markets Fund	--	--	--	--	--
VA Dividend Capture Fund	62,053	--	62,053	--	62,053
VA Mid Corp America Fund	56	--	56	--	56
VA New Economy Fund	--	--	--	--	--

As of December 31, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
VA Growth Fund	$ 976	$ --	$ 976	$ --	$ (26,467)	$ 911,045	$ 885,554
VA Income Equity Fund	95,791	117,998	213,789	--	--	1,500,534	1,714,323
VA Rotating Markets Fund	175,562	--	175,562	--	--	416,705	592,267
VA Dividend Capture Fund	309,273	17,579	326,852	--	--	1,333,862	1,660,714
VA Mid Corp America Fund	2,275	--	2,275	--	(16,175)	1,665,301	1,651,401
VA New Economy Fund	75,213	9,855	85,068	--	--	373,477	458,545

* The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

E. Written Options Contracts

Certain of the Funds may write options contracts. A written option obligates a Fund to deliver a call, or to receive a put, at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received.

The following is a summary of the VA Income Equity Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2002	--	$ --
Options written	693	47,540
Options expired	(172)	(4,646)
Options closed	(180)	(8,250)
Options exercised	(37)	(2,297)
Outstanding at 12/31/2003	304	$ 32,347

At December 31, 2003, the VA Income Equity Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Simon Property Group, Inc.	Call	January 2004	45	30	4,350	$ 591
Symbol Technologies, Inc.	Call	January 2004	15	159	31,800	(9,223)
Verizon Communications, Inc.	Call	January 2004	35	115	6,325	(1,495)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (10,127)

F. Securities Lending

To generate additional income, the Funds may lend up to a certain percentage of their total assets (20% for the VA Growth and the VA Income Equity Funds, and 33 1/3% for the VA Rotating Markets, VA Dividend Capture, VA Mid Corp America and VA New Economy Funds) on a short-term basis to certain brokers, dealers or other financial institutions selected by Huntington Asset Advisors, Inc. (the "Advisor") and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of securities on loan. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities on loan. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Boston Global Advisers ("BGA") serves as sub-custodian for the securities lending program. BGA receives a sub-custody fee based on the value of collateral received from borrowers. In addition, Huntington Bank, as custodian to the funds, receives a monthly fee from BGA to offset certain transaction costs incurred by the custodian. As of December 31, 2003, the Funds had no securities on loan.

G. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

H. Other

Investment transactions are accounted for on a trade date basis. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with no par value). Transactions in capital stock were as follows:

	VA Growth Fund				VA Income Equity Fund
	Year Ended December 31, 2003		Year Ended December 31, 2002		Year Ended December 31, 2003		Year Ended December 31, 2002
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	933,095	$ 7,152,851	456,736	$ 3,672,461	1,167,240	$ 10,860,286	544,376	$ 5,159,774
Distributions reinvested	2,787	22,801	265	2,001	39,560	391,597	18,448	173,220
Shares redeemed	(10,912)	(80,571)	(4,693)	(36,853)	(128,638)	(1,273,486)	(22,087)	(200,915)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	924,970	$ 7,095,081	452,308	$ 3,637,609	1,078,162	$ 9,978,397	540,737	$ 5,132,079

	VA Rotating Markets Fund				VA Dividend Capture Fund
	Year Ended December 31, 2003		Year Ended December 31, 2002		Year Ended December 31, 2003		Year Ended December 31, 2002
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	283,350	$ 2,695,044	91,608	$ 850,534	1,150,010	$ 12,140,624	326,916	$ 3,250,384
Distributions reinvested	--	--	--	--	44,464	500,110	6,251	62,054
Shares redeemed	(5,586)	(52,766)	(6,852)	(66,532)	(36,255)	(383,879)	(8,781)	(86,231)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	277,764	$ 2,642,278	84,756	$ 784,002	1,158,219	$ 12,256,855	324,286	$ 3,226,207

	VA Mid Corp America Fund				VA New Economy Fund
	Year Ended December 31, 2003		Year Ended December 31, 2002		Year Ended December 31, 2003		Year Ended December 31, 2002
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	514,214	$ 5,469,316	303,785	$ 3,163,014	169,443	$ 1,836,144	65,509	$ 639,984
Distributions reinvested	1,427	16,925	5	56	--	--	--	--
Shares redeemed	(11,171)	(116,430)	(9,588)	(96,065)	(7,464)	(84,636)	(6,104)	(58,610)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	504,470	$ 5,369,811	294,202	$ 3,067,005	161,979	$ 1,751,508	59,405	$ 581,374

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank ("Huntington"), serves as the Funds' investment adviser (the "Advisor"). The Advisor receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as listed below:

Fund	Advisory Fee
VA Growth Fund	0.60%
VA Income Equity Fund	0.60%
VA Rotating Markets Fund	0.60%
VA Dividend Capture Fund	0.60%
VA Mid Corp America Fund	0.60%
VA New Economy Fund	0.60%

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive from the Funds and/or to reimburse certain operating expenses of each Fund in order to limit the total operating expense for each Fund to not more than 1.00% of each Fund's average daily net assets through April 30, 2004.

Administrative and Financial Administration Fees--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. Huntington currently serves as sub-administrator to the Trust, assisting with the provision of administrative services necessary to operate the Funds. Huntington also serves as financial administrator providing portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. The fees paid for administrative and sub-administrative services are based on the level of average aggregate net assets of the Trust for the period. From time to time, Edgewood Services, Inc. (the Trust's distributor) may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds. Edgewood Services, Inc. and FServ are wholly-owned subsidiaries of Federated Investors, Inc.

Transfer and Dividend Disbursing Agent Fees and Expenses--Unified Fund Services, Inc. ("Unified") is transfer and dividend disbursing agent for the Funds. For its services, Unified receives fees based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Huntington serves as the Fund's custodian. Huntington's fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements.

(5) VA Rotating Markets Fund Structure

The VA Rotating Markets Fund ("Fund"), in accordance with its prospectus, may seek to achieve its investment objectives by investing in index-based securities ("Underlying Funds") with similar investment objectives. As a result, investors in the Fund incurred expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the year ended December 31, 2003 were as follows:

Fund	Purchases	Sales
VA Growth Fund	$ 7,228,962	$ 244,451
VA Income Equity Fund	21,470,809	12,804,103
VA Rotating Markets Fund	5,940,856	3,384,293
VA Dividend Capture Fund	20,039,447	7,969,755
VA Mid Corp America Fund	5,772,667	1,399,733
VA New Economy Fund	2,683,248	1,209,879

(7) Other Tax Information (unaudited)

For the taxable year ended December 31, 2003, the following percentages of ordinary income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Fund	Qualified Dividend Income
VA Growth Fund	100%
VA Income Equity Fund	88%
VA Rotating Markets Fund	0%
VA Dividend Capture Fund	63%
VA Mid Corp America Fund	67%
VA New Economy Fund	0%

Huntington VA Funds

Independent Auditors' Report

The Shareholders and Board of Trustees of the
Huntington VA Funds:

We have audited the accompanying statements of assets and liabilities of the Huntington VA Growth Fund, Huntington VA Income Equity Fund, Huntington VA Rotating Markets Fund (formerly Huntington VA Rotating Index Fund), Huntington VA Dividend Capture Fund, Huntington VA Mid Corp America Fund and Huntington VA New Economy Fund (collectively, the Funds), including the schedules of portfolio investments, as of December 31, 2003, and the related statements of operations, and the statements of changes in net assets and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds listed above as of December 31, 2003, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
February 11, 2004

Huntington VA Funds

Board of Trustees and Trust Officers

The following tables give information about each Trustee and the senior officers of the Funds. All of the Trustees of the Huntington VA Funds are Independent. The Huntington Fund complex consists of two investment companies: the Huntington VA Funds with 6 portfolios and the Huntington Funds with 18 portfolios. Each Board member oversees all portfolios in the Huntington VA Fund complex and serves for an indefinite term. Each officer is elected annually. The Funds' Statement of Additional Information includes additional information about the Huntington VA Funds' Trustees and is available, without charge and upon request, by calling 1-800-253-0412.

Independent Trustees Background
Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Other Directorships Held and Previous Position(s)

David S. Schoedinger* Birth Date: November 27, 1942 229 East State Street Columbus, OH TRUSTEE and CHAIRMAN Began serving: June 1999

Principal Occupation: Since 1965, Chairman of the Board, Schoedinger Funeral Service. Since 1987, CEO, Schoedinger Financial Services, Inc. From 1992 to 1993, President, Board of Directors of National Selected Morticians (national trade association for morticians).

Other Directorships Held: The Huntington Funds (18 portfolios).

John M. Shary Birth Date: November 30, 1930 3097 Walden Ravines Columbus, OH TRUSTEE Began serving: June 1999

Principal Occupation: Retired; Formerly: Member, Business Advisory Board, HIE-HEALTHCARE.COM (formerly Hublink, Inc.) (1993-1997) (database integration software); Member, Business Advisory Board, Mind Leaders, Inc. (formerly DPEC - Data Processing Education Corp.) (1993-1996) (data processing education); Member, Business Advisory Board, Miratel Corporation (1993-1995) (research and development firm for CADCAM); Chief Financial Officer of OCLC Online Computer Library Center, Inc. (1978-1993); Member, Board of Directors, Applied Information Technology Research Center (1987-1990); Member, Board of Directors, AIT (1987-1990) technology.

Other Directorships Held: The Huntington Funds (18 portfolios).

Thomas J. Westerfield Birth Date: April 19, 1955 7724 Westwind Cincinnati, OH TRUSTEE Began serving: January 2001	Principal Occupation: Since April 1993, Of Counsel, Cors & Bassett LLC (law firm). Other Directorships Held: The Huntington Funds (18 portfolios).

William R. Wise Birth Date: October 20, 1931 613 Valley Forge Court Westerville, OH TRUSTEE Began serving: June 1999

Principal Occupation: Retired; Formerly, Corporate Director of Financial Services and Treasurer, Children's Hospital, Columbus, Ohio; Associate Executive Director and Treasurer, Children's Hospital, Columbus, Ohio (1985-1989).

Other Directorships Held: The Huntington Funds (18 portfolios).

* David S. Schoedinger became Chairman of the Funds on April 30, 2003.

Huntington VA Funds

Board of Trustees and Trust Officers (continued)
Officers

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s) and Previous Position(s)

Daniel B. Benhase Birth Date: November 23, 1959 41 South High Street Columbus, OH PRESIDENT Began Serving: August 2001

Principal Occupation: Executive Vice President, Private Financial Group, Huntington Bancshares Incorporated (June 2000 to present).

Previous Positions: Executive Vice President of Firstar Corporation and Firstar Bank, N.A. (prior to June 2000).

Charles L. Davis, Jr. Birth Date: March 23, 1960 1001 Liberty Avenue Pittsburgh, PA CHIEF EXECUTIVE OFFICER Began serving: April 2003

Principal Occupations: Vice President, Managing Director of Mutual Fund Services, Federated Services Company (October 2002 to present); Vice President, Edgewood Services, Inc., the Funds distributor (January 2000 to present); Officer of various Funds distributed by Edgewood Services, Inc. (December 2002 to present).

Previous Positions: President, Federated Clearing Services (January 2000 to October 2002); Director, Business Development, Mutual Fund Services, Federated Services Company (September 1998 to December 2000).

George M. Polatas Birth Date: March 3, 1962 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT Began serving: July 2003	Principal Occupation: Assistant Vice President, Federated Services Company; Vice President and Assistant Treasurer of various Funds distributed by Edgewood Services, Inc. (January 1997 to present).

Bryan C. Haft Birth Date: January 23, 1965 3435 Stelzer Road Columbus, OH TREASURER Began serving: April 2003	Principal Occupation: Vice President, BISYS Fund Services Ohio, Inc. (June 2000 to present). Previous Position: Director, Client Services, BISYS Fund Services Ohio, Inc. (July 1998 to June 2000).

Victor R. Siclari Birth Date: November 17, 1961 1001 Liberty Avenue Pittsburgh, PA SECRETARY Began serving: August 2002	Principal Occupation: Partner, Reed Smith LLP (October 2002 to present). Previous Positions: Sr. Corporate Counsel and Vice President, Federated Services Company (prior to October 2002).

Ronald J. Corn Birth Date: February 10, 1949 41 South High Street Columbus, OH ANTI-MONEY LAUNDERING COMPLIANCE OFFICER Began serving: July 2003	Principal Occupation: Legal and Compliance Officer, The Huntington National Bank; Chief Compliance Officer, Huntington Asset Advisors, Inc. (August 1994 to present).

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus, which contains facts concerning each fund’s objective and policies, management fees, expenses and other information.

[Logo of Huntington National Bank]

THE HUNTINGTON NATIONAL BANK, a subsidiary of Huntington Bancshares, Inc. is the Custodian, Sub-Administrator and Financial Administrator of The Huntington Funds. Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Adviser to the Funds. Federated Services Co. and Edgewood Services, Inc., the Administrator and Distributor of The Huntington Funds, respectively, are not affiliated with The Huntington National Bank.

Cusip 446771206
Cusip 446771107
Cusip 446771701
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Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics  (the  "Code of Ethics  for  Principal  Executive  and  Principal
Financial  Officers")  that  applies  to the  registrant's  Principal  Executive
Officer and Principal Financial Officer.

Item 3.     Audit Committee Financial Expert

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee, William R. Wise, and that he is "independent" for purposes of this Item.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2003 - $1,792

                        Fiscal year ended 2002 - $4,266

            (b)   Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2003 - $0

                        Fiscal year ended 2002 - $0

                  Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
                  respectively.

            (c)   Tax Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2003 -   $946

                        Fiscal year ended 2002 - $1,172

                  Fees for both years relate to the review of the registrant's tax returns.  Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and
                  $0 respectively.

            (d)   All Other Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2003 - $0

                        Fiscal year ended 2002 - $0

                  Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
                  respectively.

            (e)(1)Audit Committee Policies regarding Pre-approval of Services.

                                               HUNTINGTON FUNDS
                                             HUNTINGTON VA FUNDS

                                  Audit and Non-Audit Services Pre-Approval

                                           Policies and Procedures

                  I.    Purpose

                        Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit
                  Committee of the Board of Trustees of the Huntington Funds and the
                  Huntington VA Funds (the "Funds") is responsible for the appointment, compensation and oversight of the work of the Funds' independent auditor.  As part of this responsibility, the Audit Committee is required to grant approval for audit and non-audit services performed by the independent auditor for the Funds in order assure that they do not impair the auditor's independence from the Funds.  In addition, the Audit
                  Committee also must pre-approve its independent auditor's engagement for non-audit services with the Fund's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds, if the engagement relates directly to the operations and/or financial reporting of the
                  Funds.

                        To implement these provisions of the Act, the Securities and
                  Exchange Commission (the "SEC") has issued rules specifying the types of services that the Funds' independent auditor may not provide to the
                  Funds, as well as the Audit Committee's administration of the engagement of the independent auditor.  Under these rules, the SEC has provided that a permissible approval of audit and non-audit services can take the form of either (i) a general pre-approval, or (ii) a specific pre-approval
                  (where a specific type of service is authorized, generally subject to a fee maximum).  General pre-approvals are authorized by SEC rules only subject to detailed policies and procedures.  Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.  Accordingly, the Audit Committee has adopted these Audit and
                  Non-Audit Services Pre-Approval Policies and Procedures, which set forth the procedures and the conditions pursuant to which services for the
                  Funds may be performed by the independent auditor under pre-approvals.

II.   General Pre-Approval Policies

                        It is the policy of the Audit Committee that audit and non-audit services to be performed by the Funds' independent auditor be pre-approved only when in the best interests of the Funds' shareholders and fully consistent with applicable law and, particularly, the maintenance of the auditor's independence.  In granting any pre-approval, consideration shall be given to:

                        1.    the qualifications of the auditor to perform the services
                              involved;

                        2.    the proposed costs (which may be presented as an estimate or based on professional time charges subject to a ceiling) of the services and the reasonableness thereof;

                        3.    the permissibility of the services under applicable rules and guidance of the SEC;

                        4.    the effect, if any, of the performance of the proposed
                              services on the auditor's independence;

                        5.    the effect of the compensation for the proposed services on the auditor's independence; and

                        6.    the effect, if any, of the proposed services on the Funds'
                              ability to manage or control risk or to improve audit quality.

                  In accordance with SEC rules, non-audit services performed by the Funds'
                  independent auditor may not include the following:

                        1.    Bookkeeping or other services related to the accounting
                              records or financial statements of the audit client;

                        2.    Financial information systems design and implementation;

                        3.    Appraisal or valuation services, fairness opinions or
                              contribution-in-kind reports;

                        4.    Actuarial services;

                        5.    Internal audit outsourcing services;

                        6.    Management functions or human resources;

                        7.    Broker-dealer, investment adviser or investment banking
                              services; and

                        8.    Legal services and expert services unrelated to the audit.

                  III.  Procedures for Pre-Approval by the Audit Committee

                        1.    Requests for pre-approval shall be in writing and may be made by either the independent auditors or by management of the
                              Funds.

                        2.    All requests for pre-approval shall be made to the full Audit
                              Committee at regularly scheduled meetings thereof (or at a special meeting of the Audit Committee set to coincide with regular meetings of the Funds' Board of Trustees) whenever practicable.

                        3.    Under normal circumstances, requests for pre-approval should be presented at least 7 days prior (and in no event later
                              than 48 hours prior) to the proposed commencement of the
                              engagement.

                        4.    If consideration of a request for pre-approval on the dates identified in Section III(2) would not be timely, the
                              requesting party shall notify the Chairman of the Audit
                              Committee.  The Chairman of the Audit Committee shall then determine whether to schedule a special meeting of the Audit
                              Committee (which may be conducted telephonically) on an
                              alternative date or whether the request may appropriately be presented to a delegate of the Audit Committee under
                              procedures set forth in Section IV below.

                        5.    Requests for pre-approval may include, but are not limited to, the following services:

                              a.     audit engagement, particularly for interim periods;

                              b.     tax compliance, tax planning, and tax advice;

                              c.     review and consents with respect to use of reports in
                                     post-effective amendments to the registration
                                     statements of the Funds;

                              d.    review of IRS shareholder materials;

                              e.     review and validation of fund procedures (e.g.,
                                     valuation, interfund lending, etc.), and

                              f.    market research and strategic insights.

                        6.    Requests for pre-approval should identify the nature of the services to be provided in a manner sufficiently specific to allow evaluation of the considerations identified above in
                              Section II.

                        7.    Requests for pre-approval must include an assessment by the independent auditor of their independence should the request be granted and the proposed services rendered.

                        8.    The Audit Committee's action on a request for pre-approval shall be recorded in the Audit Committee's minutes.

                        9.    The Audit Committee's action on a request for pre-approval shall be communicated in writing to the independent auditor and, under normal circumstances, a copy of this communication shall be provided to the Funds' management.

                        10.   The Audit Committee's action on a request for pre-approval shall be reported to the full Board of Trustees.

                        11.   Pre-approvals will be granted for a period of no more than one year.

                  IV.   Procedures for Pre-Approval by a Delegate of the Audit Committee

                        1.    Where it has been determined by the Chairman of the Audit
                              Committee that consideration of a request for pre-approval by the full Audit Committee would not be timely, the Chairman may determine that the request be presented to a member(s) of the Audit Committee appointed by the Audit Committee as its delegate (the "Delegate") for this purpose.  (As of the date of the adoption of these guidelines and procedures, William
                              R. Wise has been so appointed, and such appointment may be revoked or modified by the Audit Committee at any time.)

                        2.    Requests for pre-approval shall be in writing and may be made by either the independent auditors or by management of the
                              Funds.

                        3.    Under normal circumstances, requests for pre-approval should be presented at least 7 days prior (and in no event later
                              than 48 hours prior) to the proposed commencement of the
                              engagement.

                        4.    Requests for pre-approval may include, but are not limited to, the following services:

                              a.     audit engagement, particularly for interim periods;

                              b.     tax compliance, tax planning, and tax advice;

                              c.     review and consents with respect to use of reports in
                                     post-effective amendments to the registration
                                     statements of the Funds;

                              d.    review of IRS shareholder materials;

                              e.     review and validation of fund procedures (e.g.,
                                     valuation, interfund lending, etc.); and

                              f.     market research and strategic insights.

                        5.    Requests for pre-approval should identify the nature of the services to be provided in a manner sufficiently specific to allow evaluation of the considerations identified above in
                              Section II.

                        6.    Requests for pre-approval must include an assessment by the independent auditor of their independence should the request be granted and the proposed services rendered.

                        7.    The Delegate's action on a request for pre-approval shall be communicated in writing to the independent auditor, with a copy to each other member of the Audit Committee and, under normal circumstances, to the Funds' management.

                        8.    Pre-approvals by the Delegate shall be reviewed by the Audit
                              Committee at a meeting held no later than the next scheduled meeting of the Board of Trustees or the Audit Committee,
                              whichever occurs sooner.  An earlier review shall be
                              conducted upon the written request of one or more Audit
                              Committee members addressed to the Chairman of the Audit
                              Committee.

                        9.    Pre-approvals by the Delegate may be modified or revoked by the Audit Committee, but will not absolve the Funds' of their responsibility to compensate the independent auditor for
                              services rendered prior to such modification or revocation.

                        10.   The results of the Audit Committee's review of the Delegate's action on a request for pre-approval shall be recorded in the
                              Audit Committee's minutes and reported to the full Board of
                              Trustees.

                        11.   Pre-approvals will be granted by the Delegate for a period of no more than one year.

                  V.    Procedures for Monitoring Engagements Authorized Under Pre-Approval
                  Procedures

                        The independent auditor shall inform the Audit Committee in writing upon the commencement of services rendered under a pre-approval.  The independent auditor shall thereafter provide the Audit Committee with written quarterly progress reports within one month of the close of each calendar quarter detailing the work done and fees and other charges incurred during said calendar quarter.  Should fees and expenses exceed those specified in a pre-approval (or appear likely to do so prior to completion of the work), the independent auditor or management shall so apprise the Audit Committee and an additional express approval or pre-approval must be obtained.

                  VI.   Amendment

                        These Policies and Procedures may be amended or revoked at any time by the Audit Committee and shall be reviewed at least annually in conjunction with review of the Audit Committee Charter.

                  As adopted: July 30, 2003

            (e)(2)Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant's audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X:

                        4(b)

                        Fiscal year ended 2003 - 0%

                        Fiscal year ended 2002 - 0%

                        Percentage of services provided to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
                        Regulation S-X, 0% and 0% respectively.

                        4(c)

                        Fiscal year ended 2003 - 0%

                        Fiscal year ended 2002 - 0%

                        Percentage of services provided to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
                        Regulation S-X, 0% and 0% respectively.

                        4(d)

                        Fiscal year ended 2003 - 0%

                        Fiscal year ended 2002 - 0%

                        Percentage of services provided to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
                        Regulation S-X, 0% and 0% respectively.

(f)  Not Applicable

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment adviser:

                  Fiscal year ended 2003 - $3,818,694

                  Fiscal year ended 2002 - $2,162,590

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The  registrant's  Principal  Executive  Officer  and  Principal  Financial
     Officer  have  concluded  that the  registrant's  disclosure  controls  and procedures  (as defined in rule  30a-3(c)  under the Act) are  effective in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-(2)  under  the Act,  based on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Huntington VA Funds

By          /s/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Chief Executive Officer

Date        March 10, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /s/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Chief Executive Officer

Date        March 10, 2004

By          /s/ Bryan C. Haft
            Bryan C. Haft, Treasurer

Date        March 10, 2004